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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South New York, New York 10010
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1. REPORT(S) TO STOCKHOLDERS.

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Shareholders' Letter April 30, 2015

Dear Shareholders,

Market Rally Continues as Skeptics Cling to Pessimistic View
Pundits for many years have incorrectly opined that equity markets, both in the United States and abroad, would collapse, even as stocks have continued to generate strong returns. It’s puzzling that skeptics and critics on almost any topic seem to be positioned as the smarter or wiser voices in the room. And yet, those who have been skeptical of equity markets have been wrong in meaningful ways, unlike optimists, including Alger. Indeed, the equity rally following the market lows of March of 2009 has continued, with the S&P 500 index gaining
4.40% for the six-month reporting period ended April 30 of this year. International equities also advanced during the reporting period, with the MSCI ACWI ex USA Index gaining
5.80% and the MSCI Emerging Markets Index returning 4.05%.

Market Volatility
In the U.S., investor sentiment was supported by strong corporate fundamentals, merger and acquisition activity, low interest rates, a strengthening labor market, and expectations that consumer spending could increase as low oil and gasoline prices reduce Americans’ energy bills. Yet, markets were volatile during the reporting period, with the S&P 500 producing 12 declines of more than 1%. In comparison, the six-month period ended October 31, 2014, generated only eight declines of more than 1%.

Early in the reporting period ended April 30, the potential for declining oil prices to crimp energy producers’ earnings and cause industrial businesses to cut capital expenditures weighed upon investor sentiment. At other times, investors grew concerned that a combination of uneven global economic growth and a strong U.S. dollar could curtail America’s exports.
Expectations that the Federal Reserve would raise interest rates this year also weighed upon investor sentiment. Rather than react quickly to day-by-day changes in investor sentiment, we remained focused on our research-driven strategy that seeks attractive companies that have strong potential to grow their earnings. We held to our belief that equities have potential for generating attractive returns.

Oil Prices Jar Investors
From September of 2013 to the start of the six-month reporting period, the price of West
Texas Intermediate crude (WTI) dropped abruptly from $109.62 to $78.77 a barrel, a result of growing oil production in U.S. shale reserves, a strengthening U.S. dollar, and moderating global energy demand. The price decline continued during the reporting period, with WTI hitting a low of $43.39 in mid-March. At times, the price declines sparked equity selloffs as investors grew fearful that the adverse impact of cheap oil on energy company profits could expand to other industries and hinder U.S. economic growth. Concerns over oil companies, of course, were warranted, with fourth-quarter earnings for the S&P 500 energy sector declining 22.1%, according to FactSet Research Systems, Inc. At the end of January,
furthermore, first-quarter energy earnings were forecasted to decline 54%, according to consensus estimates compiled by FactSet. It appears that fears that the impact of cheap oil would extend to other industries may have been overblown, with first-quarter ex-energy earnings having grown 6.8% among S&P 500 companies that had reported results by the end of the reporting period, according to FactSet.

Rather than quickly sell energy holdings, we assessed if individual companies could mitigate the impact of low oil prices on earnings by reducing capital expenditures or reducing other expenses. While we acknowledged that industries that support energy companies could experience declining revenues as petroleum companies curtail new projects, we continued
to believe that low oil costs could create growth opportunities for consumer companies and stimulate the U.S. economy. Indeed, savings at the gasoline pump this year could give U.S.
consumers an additional $100 billion to $200 billion in disposable income and also help keep
U.S. food costs down by decreasing trucking expenses, according to Goldman Sachs and the Wall Street Journal. Low oil prices are also helping energy-intensive industries, such as airlines, cut fuel expenses and grow earnings. With that in mind, Goldman Sachs estimates that lower energy costs could increase U.S. economic growth by 0.2% to 0.5% this year.

Global Economic Growth and a Strengthening U.S. Dollar
Investors also anticipated that uneven global economic growth and a strong U.S. dollar would hurt the earnings of American exporters and U.S. multinational companies. Indeed, prior to the first-quarter earnings season, analysts estimated that S&P 500 profits would decline 5.8% because the strongest U.S. dollar in 12 years would hinder exporting. That concern appeared to be validated when Monsanto Company, FedEx Corp., Oracle Corp.,
Adobe Systems, Inc., and a handful of other corporations that are usually among the first to report quarterly results said currency had been a major headwind. The World Bank also played a role in dampening investors’ outlook for U.S. exports when it forecasted that the global economy will grow only 3% this year compared to its earlier forecast of 3.4%.

At Alger, our fundamental research-driven investment strategy seeks to understand risks, including the potential for adverse currency exchange rates that may affect our holdings.
Rather than hastily sell equities of U.S. exporters, we continued to monitor portfolio holdings while assessing if each individual company could take actions, such as cutting expenses, to help offset the impact of a strong U.S. dollar. As it turns out, investors’ reactions to the strong U.S. dollar may have been excessive, with S&P 500 first-quarter ex-energy earnings climbing 6.8% as previously noted.

Weak economic growth abroad, of course, is challenging for U.S. exporters. While the eurozone economy is showing signs of improving, its growth is expected to limp along at
1.5% for 2015, according to the International Monetary Fund. Russia’s economy, meanwhile, is struggling with declining revenues from energy exports and sanctions that seek to punish the country for its annexation of the Crimea section of Ukraine, and the World Bank expects Russia’s economy to contract 3.8% this year. In the Pacific, the Bank of Japan has lowered its forecasted annual GDP rate to 2.0% from 2.1%, and in China, a housing slump and weakening growth of exports has been causing economic growth to moderate. After having grown 7.4% in 2014, the country’s economy is estimated to have grown only 7% in the first quarter.

Yet, we maintain that a strong U.S. dollar, while being a headwind in the near term for American exporters, is likely to stimulate global economic growth by supporting manufacturing abroad. A strong dollar makes U.S. goods more expensive in the global marketplace, which gives exporters in countries with weaker currencies a competitive advantage. At the same time, consumers in foreign countries will be more likely to purchase locally manufactured goods as currency exchange rates make U.S. products more expensive. Central banks in many countries, furthermore, are continuing to roll out monetary stimulus. Among other measures, the eurozone is in the midst of a 1 trillion euro ($1.12 trillion) quantitative easing program that involves purchasing securities to pump cash into the economy and keep interest rates low. The Bank of Japan, for its part, is plowing 80 trillion yen, or the equivalent of $668 billion, annually into the economy with quantitative easing. Russia, while falling short of embracing quantitative easing, remains committed to more traditional forms of monetary stimulus and China continues to take action to support economic growth. It has published a definitive plan for the One Belt One Road strategy, which among other initiatives, seeks to encourage trade by improving infrastructure for global transportation.
China has also launched a coordinated agency response to reduce administrative measures for the housing sector. The People’s Bank of China, meanwhile, has continued working on interest rate deregulation and it has lowered policy rates.

From a broader perspective, central banks across emerging markets have generally maintained accommodative policies. We note that emerging markets’ earnings growth is expected to hover above 12% this year. In addition, the price-to-earnings discount of emerging markets to developed markets, while narrowing to less than 30% by the end of the reporting period, is still excessive in our opinion. We believe a 10% to 12% discount is more appropriate.
Growth of foreign countries’ economies, we maintain, will be an important tailwind for U.S.
corporations. For now, however, it is primarily the U.S. that is serving as a driver of global economic growth.

Federal Reserve Policies
With the Federal Reserve having concluded its asset purchase program, investors have been anticipating when the central bank will increase the Fed Funds rate from the current record low target which is now 0% to 0.25%. Fed officials have emphasized that they will patiently wait for the economy to be strong enough to withstand a rate increase. Despite those comments, investors continued to grow cautious and sold U.S. equities when favorable economic data validated fears that a rate hike was approaching. At Alger, our research-driven strategy seeks to understand how our portfolio holdings manage risk, including interest rates. Strong companies with healthy balance sheets and potential to grow their earnings, we maintain, may be less susceptible to the adverse impacts of higher interest rates, including increased financing costs. Interest rate increases, furthermore, are likely to be moderate.
With low interest rates in many countries and widening spreads between foreign and U.S.
bonds, investors abroad who are seeking income-producing securities are likely to turn to
America’s fixed-income market. We believe that the flow of assets to U.S. fixed-income securities is likely to support bond prices and keep interest rates down.

Economic Growth
Investors also reacted to the uneven growth of the U.S. economy. According to preliminary data, the country’s economy grew at a disappointing 0.2% annualized-growth rate during the first quarter of this year compared to the 2.2% rate for the last three months of 2014. In reacting to the news, the Federal Reserve maintained that “transitory factors” were partially to blame. Indeed, severe winter weather, a strong U.S. dollar, declining oil prices, and labor issues at West Coast ports are believed to have hurt economic growth. We maintain that the economic recovery is stronger than commonly believed. So far, shoppers appear to have had a subdued reaction to lower gasoline prices, with retail spending increasing only 1.9% in the first quarter. Going forward, a combination of low gasoline prices and a strengthening labor market is likely to support shoppers’ willingness to spend, which is significant since consumer spending represents roughly 70% of U.S. GDP. We are encouraged to have seen seasonally adjusted unemployment decline from a Great Recession high of 10% to 5.5% as of February and March, and first quarter wages and salaries increase 0.7% after increasing
0.6% in the fourth quarter.

Reasons for Optimism
We believe that a strengthening U.S. economy will continue to provide fertile ground for corporations to grow their earnings and that merger and acquisition activity, shareholder activism, and strong corporate fundamentals are likely to support equities during the foreseeable future. In the aftermath of the subprime mortgage crisis, U.S. corporations have been disciplined with their spending as they continue to grow their earnings. As a result, cash levels held in the U.S. by nonfinancial companies totaled $1.73 trillion at the end of
2014, a 117% increase from 2007, according to estimates from Moody’s and MarketWatch.
With large cash balances, corporations are completing mergers and acquisitions at a rapid pace. After declining to $78.8 billion as of January, deal volume increased to $190.4 billion as of March, according to FactSet Research Systems. In addition to supporting valuations, mergers and acquisitions can potentially help companies grow their earnings by expanding the lineup of products and services that can be distributed with existing sales networks.

It is our belief that shareholder activism is also a significant factor that will continue to support equity valuations. Activists force companies to be efficient with operations and capital, which puts executives under increased pressure to perform and make decisions that benefit shareholders. Activists have targeted some of the biggest companies, such as Procter
& Gamble Co., Apple, Inc., PepsiCo, Inc., Microsoft Corp., and eBay, Inc. and are likely to ramp up their efforts—at the end of 2014, activist funds held about $120 billion in assets, up 269% over the past five years, according to Corporate Compliance Insights.

With strong corporate fundamentals, meanwhile, businesses are providing additional support to their stock valuations by returning cash to investors through dividends and stock buybacks. In the first quarter, dividend net increases (or dividend increases minus decreases)
increased $12.6 billion, according to S&P Dow Jones Indices. The growth rate trailed the
$17.9 billion increase during the first quarter of 2014, but S&P Dow Jones Indices still expects dividend payments to set a new record this year. Stock buybacks are also continuing at a record pace. In April, U.S. companies announced $141 billion in authorized stock buyback programs, which was the highest monthly number ever recorded and a 121% year-
over-year increase, according to Birinyi Associates.

Going Forward
We believe that equities, over time, are likely to generate attractive returns, although market volatility will continue. We maintain that investment managers who use research-driven strategies can potentially find leading businesses that are well prepared to benefit from large-
scale global trends, such as the rising value of the U.S. dollar, rapidly declining oil prices, quantitative easing abroad, and other forms of monetary stimulus. At the same time, trends within industries, such as medical breakthroughs, the rising use of the Internet, and growing demand for residential and industrial real estate, are creating new opportunities for leading businesses to grow their earnings. With that in mind, we will remain committed to using our research-driven investment strategy to produce attractive returns for our clients.

Portfolio Matters
Alger Capital Appreciation Institutional Fund

The Alger Capital Appreciation Institutional Fund returned 6.97% for the six-month period ended April 30, 2015, compared to the 6.54% return of its benchmark, the Russell 1000
Growth Index.

During the period, the largest sector weightings were Information Technology and Health
Care. The largest sector overweight was Health Care and the largest sector underweight was Consumer Staples. Relative outperformance in the Financials and Health Care sectors was the most important contributor to performance, while Consumer Staples and
Telecommunication Services detracted from results.

Among the most important relative contributors were The Blackstone Group LP.; Actavis
PLC.; NXP Semiconductors NV; CVS Caremark Corp.; and Avago Technologies Ltd. Shares
of Actavis performed strongly during the first quarter of 2015. Actavis develops generic and branded products for oncology, women’s health, and other medical needs. The company’s acquisitions of Forest Laboratories, Inc., Furiex Pharmaceuticals, Inc., and Allergan,
Inc. have resulted in increased earnings and revenues estimates, thereby supporting the performance of Actavis stock. The acquisitions, furthermore, have increased the company's exposure to higher-margined drugs, especially dermatology products Botox and Juvederm and eye care product Restasis. Actavis has also received Food and Drug Administration approvals for several new drugs that have significant market potential.

Conversely, detracting from overall results on a relative basis were Kraft Foods Group,
Inc.; Oracle Corp.; Gilead Sciences, Inc.; and Microsoft Corp. Shares of AbbVie, Inc.
also detracted from performance. The company is developing treatments for rheumatoid arthritis, psoriasis, hepatitis C, Crohn's disease, and Parkinson's disease. Concerns that the company’s hepatitis C treatment would lose market share to products from Gilead Sciences,
Inc. hurt the performance of AbbVie stock. In addition, AbbVie announced it will acquire
Pharmacyclics, Inc. for more than $21 billion, a price that many investors believe is too expensive.

Alger Capital Appreciation Focus Fund
The Alger Capital Appreciation Focus Fund returned 7.97% for the six-month period ended
April 30, 2015, compared to the 6.54% return of its benchmark, the Russell 1000 Growth
Index.

During the reporting period, the largest sector weightings were Information Technology and
Health Care. The largest sector overweight was Financials and the largest sector underweight was Consumer Staples. Relative outperformance in the Information Technology and
Financials sectors was the most important contributor to performance, while Consumer
Staples and Health Care were among sectors that detracted from results.

Among the most important relative contributors were The Blackstone Group LP.;
GrubHub, Inc.; Actavis PLC.; NXP Semiconductors NV; and Qunar Cayman Islands Ltd.
Shares of Actavis performed strongly in response to reasons described in the Alger Capital
Appreciation Institutional Fund discussion.

Conversely, detracting from overall results on a relative basis were Microsoft Corp.; Biogen,
Inc.; AbbVie, Inc.; Bank of America Corp.; and Halliburton Company. Shares of AbbVie

performed poorly in response to reasons described in the Alger Capital Appreciation
Institutional Fund discussion.

Alger Mid Cap Growth Institutional Fund
The Alger Mid Cap Growth Institutional Fund returned 7.30% for the six-month period ended April 30, 2015, compared to the 7.77% return of the Russell Midcap Growth Index.

During the reporting period, the largest sector weightings were Consumer Discretionary and Information Technology. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Staples. Relative outperformance in the Consumer Discretionary and Utilities sectors was the most important contributor to performance, while Health Care and Energy were among sectors that detracted from results.

Among the most important relative contributors were Rite Aid Corp.; NXP Semiconductors
NV; Pharmacyclics, Inc.; Avago Technologies Ltd.; and Intercept Pharmaceuticals, Inc.
Shares of NXP performed strongly during the first quarter of 2015. The Netherlands-
domiciled company manufactures components for radio frequency, power management, and digital processing. Its products are used in smartphones, including the iPhone. The shares performed strongly on expectations that growing sales of the iPhone would support demand for NXP products that enable the smartphone to provide digital payment services.
Investors also reacted favorably to news that NXP will merge with Freescale Semiconductor
Ltd. because the deal could potentially result in significant revenue and cost-saving synergies.

Conversely, detracting from overall results on a relative basis were Salix Pharmaceuticals
Ltd.; Northern Oil and Gas, Inc.; MGM Resorts International; and Insulet Corp. Shares
of Whiting Petroleum Corp. also detracted from results. Whiting Petroleum is an oil and natural gas exploration and production company based in Denver. Investors sold shares of
Whiting in anticipation that a decline in oil prices will result in negative earnings revisions and lower growth of the company’s assets.

Alger Small Cap Growth Institutional Fund
The Alger Small Cap Growth Institutional Fund returned 5.41% for the six-month period ended April 30, 2015, compared to the 7.25% return of the Russell 2000 Growth Index.

During the period, the largest sector weightings were Information Technology and Health
Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials. Relative outperformance in the Consumer Staples and
Consumer Discretionary sectors was the most important contributor to performance, while
Information Technology and Industrials were among sectors that detracted from results.

Among the most important relative contributors were Medidata Solutions, Inc.; Foundation
Medicine, Inc.; Nevro Corp.; and ICON PLC. Shares of Bluebird Bio, Inc. also contributed to performance. The company is developing gene therapy drugs for rare diseases and severe genetic disorders. Its LentiGlobin is being developed for beta thalassemia, which is a disease that interferes with hemoglobin production. Hemoglobin is a blood component that carries oxygen to cells throughout the body. The product is also being developed for sickle cell disease, which compromises the ability of hemoglobin to carry oxygen. Bluebird stock performed strongly after the company announced that a trial of LentiGlobin resulted in decreased demand for patients to receive blood transfusions.

Conversely, detracting from overall results on a relative basis were H&E Equipment Services,
Inc.; GenMark Diagnostics, Inc.; Rentrak Corp.; and Saia, Inc. Shares of Rosetta Resources,
Inc. also detracted from results. Rosetta Resources is an independent oil and gas company with operations in Texas. Expectations that a significant decline in oil prices could cause the company to curtail its production expansion plans caused investors to sell Rosetta shares.

As always, we strive to deliver consistently superior investment results to you, our shareholders, and we thank you for your continued confidence in Alger.

Daniel C. Chung, CFA
Chief Investment Officer
Fred Alger Management, Inc.

The following companies represented the stated percentages of Fred Alger Management,
Inc. assets under management as of April 30, 2015: FactSet Research Systems, 0.00%;
Empirical Research Partners, 0.00%; Goldman Sachs Group, 0.00%; Monsanto Co., 0.00%;
FedEx Corp., 0.00%; Oracle Corp, 0.00%; Adobe Systems, Inc., 0.74%; Bloomberg LP,
0.00%; Procter & Gamble Co., 0.00%; Apple, Inc., 5.23%; PepsiCo, Inc., 0.79%; Microsoft
Corp., 1.31%; eBay, Inc., 0.01%; Forest Laboratories, Inc., 0.00%; Furiex Pharmaceuticals,
Inc., 0.00%; Allergan, Inc., 0.00%; Gilead Sciences, Inc., 1.57%; Pharmacyclics, Inc., 0.25%;
China CNR Corporation, 0.00%; Freescale Semiconductor Ltd., 0.06%; Merck & Co., Inc.,
0.00%.

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the funds. This report is not authorized for distribution to prospective investors in a fund unless preceded or accompanied by an effective prospectus for the fund. Fund returns represent the fiscal six-month period return of Class I shares.

The performance data quoted represents past performance, which is not an indication or guarantee of future results
Standardized performance results can be found on the following pages. The investment return and principal value of an investment in a fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the funds’ management in this report are as of the date of the
Shareholders’ Letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated
herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including, without limitation, in response to cash flows, inclusion in a benchmark, and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a fund. Please refer to the Schedule of
Investments for each fund that is included in this report for a complete list of fund holdings as of April 30, 2015. Securities mentioned in the Shareholders’ Letter, if not found in the
Schedule of Investments, may have been held by the funds during the six-month period.

A Word about Risk
Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources.
Funds that participate in leveraging, such as the Capital Appreciation Institutional Fund, are subject to the risk that the cost of borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, a fund’s net asset value can decrease more quickly than if the fund had not borrowed.

A small investment in derivatives could have a potentially large impact on a fund’s performance. When purchasing options, a fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by a fund is exercised, the fund will not participate in any increase in the underlying security’s value above the exercise price. When a put option written by a fund is exercised, the fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in a fund’s portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally.
Because certain options may require settlement in cash, a fund may be forced to liquidate portfolio securities to meet settlement obligations. For a more detailed discussion of the risks associated with these funds, please see the prospectus.

Before investing, carefully consider a fund’s investment objective, risks, charges, and expenses. For a prospectus or a summary prospectus containing this and other information about The Alger Institutional Funds call us at (800) 992-3863 or visit us at www.alger.com. Read it carefully before investing.
Fred Alger & Company, Incorporated, Distributor. Member NYSE Euronext,
SIPC.
NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

Definitions:

• The S&P 500 is an unmanaged index generally representative of the U.S.
stock market without regard to company size.
• The MSCI Emerging Markets Index is a free float-adjusted market capital-
ization index that is designed to measure equity market performance in the global emerging markets.
• The MSCI ACWI ex USA Index is a market capitalization-weighted index de-
signed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the
United States.
• The Russell 3000 Index measures the performance of the 3,000 largest U.S.
companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.
• The Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1,000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.
• The Russell Midcap Growth Index measures the performance of the mid-
cap segment of the U.S. equity universe. It includes those Russell Midcap
Index companies with higher price-to-book ratios and higher forecasted growth values.
• The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
• Empirical Research Partners LLC is a broker-dealer that provides research on a range of topics of interest to institutional investors.
• FactSet Research Systems is a multinational financial data and software com-
pany.
• Goldman Sachs is a global investment banking, securities and investment management firm.
• Bloomberg provides business and financial information, data, news, and in-
sight.
• Moody’s provides credit ratings, financial research, tools and analysis.
• Birinyi Associates, Inc. is a money management and research firm.
• MarketWatch operates a financial information website that provides business news, analysis, and stock market data.
• S&P Dow Jones Indices provides investable and benchmark indices to the financial markets.
• Corporate Compliance insights is a professionally designed and managed fo-
rum dedicated to online discussion and analysis of corporate compliance, risk assessment, ethics, audit, and corporate governance topics.

FUND PERFORMANCE AS OF 3/31/15 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS
	1	5	10	SINCE
	YEAR	YEARS	YEARS	INCEPTION
Alger Capital Appreciation Class I (Inception 11/8/93)	18.07%	15.33%	12.57%	12.32%
Alger Capital Appreciation Class R (Inception 1/27/03)*	17.51%	14.75%	12.00%	11.76%

Alger Capital Appreciation Focus Class A (Inception
12/31/12)	12.94%	n/a	n/a	21.09%
Alger Capital Appreciation Focus Class C (Inception
12/31/12)	17.27%	n/a	n/a	23.09%
Alger Capital Appreciation Focus Class I (Inception
11/8/93)	19.37%	13.86%	7.78%	8.64%
Alger Capital Appreciation Focus Class Z (Inception
12/31/12)	19.71%	n/a	n/a	24.53%

Alger Mid Cap Growth Class I (Inception 11/8/93)	15.31%	14.03%	7.89%	12.54%
Alger Mid Cap Growth Class R (Inception 1/27/03)*	14.76%	13.44%	7.34%	11.98%

Alger Small Cap Growth Class I (Inception 11/8/93)	6.72%	12.44%	9.60%	9.57%
Alger Small Cap Growth Class R (Inception 1/27/03)*	6.23%	11.89%	9.07%	9.05%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains.
* Since inception performance is calculated from 11/08/93. Performance figures prior to 1/27/03, inception of Class R shares, are those of the Fund's Class I Shares.  The performance figures prior to 1/27/03 have been reduced to reflect the higher operating expenses of Class R shares.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Fund Highlights Through April 30, 2015 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Capital
Appreciation Institutional Fund Class I shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2015. Figures for the Alger Capital Appreciation Institutional Fund Class
I shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger Capital
Appreciation Institutional Fund Class R shares may vary from the results shown above due to differences in expenses the class bears. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/15
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1YEAR	5YEARS	10YEARS	11/8/1993
Class I (Inception 11/8/93)	18.25%	15.11%	12.76%	12.22%
Class R (Inception 1/27/03)*	17.69%	14.53%	12.19%	11.66%
Russell 1000 Growth Index	16.67%	15.49%	9.62%	8.87%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.
* Since inception performance is calculated from 11/08/93. Performance figures prior to 1/27/03, inception of Class R shares, are those of the Fund's Class I Shares.  The performance figures prior to 1/27/03 have been reduced to reflect the higher operating expenses of Class R shares.

ALGER CAPITAL APPRECIATION FOCUS FUND
Fund Highlights Through April 30, 2015 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Capital
Appreciation Focus Fund Class I shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2015. Beginning December 31, 2012 Alger Capital Appreciation Focus
Fund changed its investment strategy to invest a substantial portion of its assets in a small number of issuers. The figures for the Alger Capital Appreciation Focus Fund Class I shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger Capital Appreciation Focus Fund Class A, Class C and Class Z
shares may vary from the results shown above due to differences in expenses the class bears. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/15
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	11/8/1993
Class I (Inception 11/8/93)	19.99%	13.62%	8.03%	8.59%
Russell 1000 Growth Index	16.67%	15.49%	9.62%	8.87%

				Since
	1 YEAR	5 YEARS	10 YEARS	12/31/2012
Class A (Inception 12/31/12)	13.53%	n/a	n/a	20.10%
Class C (Inception 12/31/12)	17.96%	n/a	n/a	21.99%
Class Z (Inception 12/31/12)	20.33%	n/a	n/a	23.39%
Russell 1000 Growth Index	16.67%	n/a	n/a	21.56%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER MID CAP GROWTH INSTITUTIONAL FUND
Fund Highlights Through April 30, 2015 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Mid Cap
Growth Institutional Fund Class I shares and the Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2015. Figures for the Alger Mid Cap Growth Institutional Fund Class I
shares and the Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger Mid Cap
Growth Institutional Fund Class R shares may vary from the results shown above due to differences in expenses the class bears. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/15
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1YEAR	5YEARS	10YEARS	11/8/1993
Class I (Inception 11/8/93)	15.42%	13.11%	8.25%	12.37%
Class R (Inception 1/27/03)*	14.85%	12.52%	7.69%	11.81%
Russell Midcap Growth Index	16.46%	15.59%	10.55%	9.77%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.
* Since inception performance is calculated from 11/08/93. Performance figures prior to 1/27/03, inception of Class R shares, are those of the Fund's Class I Shares.  The performance figures prior to 1/27/03 have been reduced to reflect the higher operating expenses of Class R shares.

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Fund Highlights Through April 30, 2015 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Small Cap
Growth Institutional Fund Class I shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2015. The figures for the Alger Small Cap Growth Institutional Fund Class
I shares and the Russell 2000 Growth Index include reinvestment of dividends. Performance for the Alger Small
Cap Growth Institutional Fund Class R shares may vary from the results shown above due to differences in expenses the class bears. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/15
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1YEAR	5YEARS	10YEARS	11/8/1993
Class I (Inception 11/8/93)	10.43%	10.79%	9.77%	9.34%
Class R (Inception 1/27/03)*	9.95%	10.25%	9.24%	8.82%
Russell 2000 Growth Index	14.65%	14.94%	10.41%	7.37%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.
* Since inception performance is calculated from 11/08/93. Performance figures prior to 1/27/03, inception of Class R shares, are those of the Fund's Class I Shares.  The performance figures prior to 1/27/03 have been reduced to reflect the higher operating expenses of Class R shares.

PORTFOLIO SUMMARY†
April 30, 2015 (Unaudited)

	Alger Capital
	Appreciation Institutional	Alger Capital	Alger Mid Cap Growth	Alger Small Cap Growth
SECTORS	Fund	Appreciation Focus Fund	Institutional Fund	Institutional Fund
Consumer Discretionary	16.0%	14.0%	23.4%	13.4%
Consumer Staples	6.2	1.8	3.2	1.9
Energy	4.7	6.4	3.9	2.9
Financials	7.8	13.5	7.9	6.3
Health Care	18.6	18.5	14.7	26.2
Industrials	9.6	7.2	14.5	9.4
Information Technology	30.7	29.6	23.6	36.2
Materials	2.3	2.7	3.3	3.1
Telecommunication Services	1.4	1.2	2.5	0.0
Utilities	0.7	0.0	0.9	0.7
Short-Term Investments and
Net Other Assets	2.0	5.1	2.1	(0.1)
	100.0%	100.0%	100.0%	100.0%

† Based on net assets for each Fund.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited)

COMMON STOCKS—95.0%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	124,658	$59,836
AEROSPACE & DEFENSE—3.1%
Honeywell International, Inc.	669,753	67,591,473
Lockheed Martin Corp.	69,927	13,048,378
The Boeing Co.	143,823	20,615,589
United Technologies Corp.	151,300	17,210,375
		118,465,815
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	261,824	26,321,167
AIRLINES—0.9%
United Continental Holdings, Inc.*	581,261	34,724,532
ALTERNATIVE CARRIERS—0.7%
Level 3 Communications, Inc.*	505,897	28,299,878
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
PVH Corp.	130,277	13,464,128
Under Armour, Inc., Cl. A*	245,800	19,061,790
		32,525,918
APPLICATION SOFTWARE—2.4%
Adobe Systems, Inc.*	459,043	34,914,811
Autodesk, Inc.*	142,800	8,115,324
Palantir Technologies, Inc., Cl. A*,@	239,030	1,699,503
Salesforce.com, inc.*	682,986	49,735,040
		94,464,678
ASSET MANAGEMENT & CUSTODY BANKS—0.2%
AffiliatedManagersGroup,Inc.*	35,720	8,077,364
AUTO PARTS & EQUIPMENT—1.5%
Delphi Automotive PLC.	570,918	47,386,194
WABCO Holdings, Inc.*	91,401	11,374,854
		58,761,048
AUTOMOBILE MANUFACTURERS—0.0%
Tesla Motors, Inc.*	5,791	1,309,056
BIOTECHNOLOGY—6.5%
Amgen, Inc.	43,958	6,941,408
Biogen, Inc.*	147,910	55,307,986
BioMarin Pharmaceutical, Inc.*	149,800	16,785,090
Celgene Corp.*	212,046	22,913,691
Gilead Sciences, Inc.*	663,550	66,693,410
Incyte Corp.*	155,300	15,088,948
Intercept Pharmaceuticals, Inc.*	80,271	20,293,312
Pharmacyclics, Inc.*	75,401	19,317,736
Puma Biotechnology, Inc.*	16,800	3,033,744
United Therapeutics Corp.*	105,700	16,879,233
Vertex Pharmaceuticals, Inc.*	46,709	5,758,286
		249,012,844
BREWERS—0.6%
Anheuser-Busch InBev NV#	37,900	4,549,516

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) April 30, 2015 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BREWERS—(CONT.)
Molson Coors Brewing Co., Cl. B	240,354	$17,668,422
		22,217,938
BUILDING PRODUCTS—0.4%
Fortune Brands Home & Security, Inc.	192,188	8,571,585
Lennox International, Inc.	59,407	6,294,765
		14,866,350
CABLE & SATELLITE—1.1%
Comcast Corporation, Cl. A	701,864	40,539,665
DISH Network Corp., Cl. A*	38,411	2,598,888
		43,138,553
COMMUNICATIONS EQUIPMENT—0.8%
Arista Networks, Inc.*	324,260	20,755,883
QUALCOMM, Inc.	154,900	10,533,200
		31,289,083
COMPUTER STORAGE & PERIPHERALS—0.1%
SanDisk Corp.	81,196	5,435,260
CONSTRUCTION MATERIALS—0.7%
Martin Marietta Materials, Inc.	54,022	7,706,238
Vulcan Materials Co.	205,200	17,548,704
		25,254,942
CONSUMER FINANCE—0.3%
Discover Financial Services	205,427	11,908,603
DATA PROCESSING & OUTSOURCED SERVICES—3.7%
Alliance Data Systems Corp.*	113,708	33,806,526
Fiserv, Inc.*	261,140	20,264,464
Visa, Inc., Cl. A	1,316,184	86,933,953
		141,004,943
DRUG RETAIL—2.6%
CVS Caremark Corp.	581,634	57,750,440
Rite Aid Corp.*	688,400	5,307,564
Walgreens Boots Alliance, Inc.	441,113	36,581,501
		99,639,505
FOOD RETAIL—0.8%
The Kroger Co.	277,264	19,106,262
Whole Foods Market, Inc.	243,500	11,629,560
		30,735,822
FOOTWEAR—0.9%
NIKE, Inc., Cl. B	350,960	34,688,886
GENERAL MERCHANDISE STORES—1.3%
Dollar General Corp.	231,821	16,855,705
Dollar Tree, Inc.*	442,436	33,806,535
		50,662,240
HEALTH CARE EQUIPMENT—1.1%
Becton Dickinson and Co.	195,439	27,531,492
Intuitive Surgical, Inc.*	19,800	9,820,404
St. Jude Medical, Inc.	55,833	3,911,102
		41,262,998

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) April 30, 2015 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—1.1%
HCA Holdings, Inc.*	550,255	$ 40,724,373
HEALTH CARE SERVICES—0.5%
Omnicare, Inc.	211,700	18,625,366
HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard, Inc.	855,965	19,528,841
HOME IMPROVEMENT RETAIL—1.6%
Lowe's Companies, Inc.	579,417	39,898,655
The Home Depot, Inc.	190,872	20,419,486
		60,318,141
HOMEBUILDING—0.3%
Toll Brothers, Inc.*	291,100	10,345,694
HOTELS RESORTS & CRUISE LINES—2.1%
Ctrip.com International Ltd.#*	378,400	24,096,512
Hilton Worldwide Holdings, Inc.*	1,247,232	36,119,839
Royal Caribbean Cruises Ltd.	283,066	19,265,472
		79,481,823
HOUSEWARES & SPECIALTIES—0.4%
Jarden Corp.*	271,005	13,870,036
INDUSTRIAL CONGLOMERATES—0.9%
Danaher Corp.	320,787	26,266,040
General Electric Co.	380,800	10,312,064
		36,578,104
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	132,486	19,002,467
INDUSTRIAL MACHINERY—0.6%
Ingersoll-Rand PLC.	365,433	24,060,109
INTERNET RETAIL—2.5%
Amazon.com, Inc.*	136,975	57,773,315
NetFlix, Inc.*	20,900	11,630,850
The Priceline Group, Inc.*	13,300	16,462,873
TripAdvisor, Inc.*	145,675	11,725,381
		97,592,419
INTERNET SOFTWARE & SERVICES—9.1%
Demandware, Inc.*	147,351	9,076,822
Facebook, Inc., Cl. A*	2,027,930	159,740,046
Google, Inc., Cl. C*	210,429	113,071,919
GrubHub, Inc.*	407,699	16,784,968
LinkedIn Corp., Cl. A*	76,573	19,306,350
Yahoo! Inc.*	754,435	32,112,526
		350,092,631
INVESTMENT BANKING & BROKERAGE—0.5%
Morgan Stanley	141,789	5,290,148
The Charles Schwab Corp.	405,300	12,361,650
		17,651,798
IT CONSULTING & OTHER SERVICES—0.5%
Cognizant Technology Solutions Corp., Cl. A*	335,339	19,630,745

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) April 30, 2015 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—1.1%
Thermo Fisher Scientific, Inc.	323,558	$ 40,664,769
MANAGED HEALTH CARE—2.5%
Aetna, Inc.	20,554	2,196,606
Cigna Corp.	317,333	39,552,385
Humana, Inc.	269,800	44,678,880
UnitedHealth Group, Inc.	106,799	11,897,409
		98,325,280
MOVIES & ENTERTAINMENT—1.3%
The Walt Disney Co.	469,609	51,055,890
MULTI-LINE INSURANCE—1.5%
American International Group, Inc.	276,863	15,584,618
Hartford Financial Services Group, Inc.	1,063,760	43,369,495
		58,954,113
MULTI-UTILITIES—0.3%
Sempra Energy	127,707	13,558,652
OIL & GAS EQUIPMENT & SERVICES—1.8%
Baker Hughes, Inc.	707,972	48,467,763
Schlumberger Ltd.	67,080	6,346,439
Weatherford International PLC.*	1,017,798	14,808,961
		69,623,163
OIL & GAS EXPLORATION & PRODUCTION—2.4%
Anadarko Petroleum Corp.	499,697	47,021,488
Devon Energy Corp.	647,150	44,142,101
		91,163,589
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.*	253,547	19,393,810
OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
Bank of America Corp.	2,211,059	35,222,170
Citigroup, Inc.	950,345	50,672,395
		85,894,565
PACKAGED FOODS & MEATS—0.5%
Mead Johnson Nutrition Co., Cl. A	203,700	19,538,904
PHARMACEUTICALS—5.7%
Actavis PLC.*	471,021	133,233,000
Bristol-Myers Squibb Co.	403,700	25,727,801
Mallinckrodt PLC.*	50,400	5,704,272
Mylan NV*	109,300	7,898,018
Shire PLC.	494,332	40,495,146
Teva Pharmaceutical Industries Ltd.#	90,341	5,458,403
		218,516,640
RAILROADS—0.8%
Union Pacific Corp.	293,472	31,175,531
RENEWABLE ELECTRICITY—0.4%
TerraForm Power, Inc., Cl. A	361,400	14,286,142
RESEARCH & CONSULTING SERVICES—0.3%
CoStar Group, Inc.*	49,700	10,160,171

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) April 30, 2015 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
RESTAURANTS—1.2%
Darden Restaurants, Inc.	70,357	$4,486,666
McDonald's Corp.	162,500	15,689,375
Starbucks Corp.	527,908	26,173,678
		46,349,719
SECURITY & ALARM SERVICES—0.7%
Tyco International PLC.	728,331	28,681,675
SEMICONDUCTOR EQUIPMENT—1.1%
SunEdison, Inc.*	1,616,838	40,938,338
SEMICONDUCTORS—3.3%
Altera Corp.	272,100	11,341,128
Avago Technologies Ltd.	229,339	26,805,142
Broadcom Corp., Cl. A	466,700	20,630,473
Micron Technology, Inc.*	1,100,353	30,952,930
NXP Semiconductors NV*	389,464	37,435,280
		127,164,953
SOFT DRINKS—1.0%
PepsiCo, Inc.	409,439	38,945,838
SPECIALIZED FINANCE—0.5%
McGraw Hill Financial, Inc.	204,830	21,363,769
SPECIALTY CHEMICALS—1.1%
PPG Industries, Inc.	197,465	43,750,345
SPECIALTY STORES—0.9%
Signet Jewelers Ltd.	250,874	33,649,730
SYSTEMS SOFTWARE—2.5%
Microsoft Corp.	1,285,912	62,546,760
Oracle Corp.	549,700	23,977,914
ServiceNow, Inc.*	126,300	9,454,818
		95,979,492
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.5%
Apple, Inc.	1,893,936	237,026,090
Western Digital Corp.	143,682	14,043,479
		251,069,569
TOBACCO—0.7%
Altria Group, Inc.	546,300	27,342,315
TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	1,363,744	45,003,552
WIRELESS TELECOMMUNICATION SERVICES—0.7%
SBA Communications Corp., Cl. A*	227,600	26,360,632
TOTAL COMMON STOCKS
(Cost $3,169,182,810)		3,660,540,952
PREFERRED STOCKS—0.4%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	1,074,935	515,969
Choicestream, Inc., Cl. B*,@,(a)	2,500,538	1,200,258
		1,716,227
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	974,841	6,931,119

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) April 30, 2015 (Unaudited)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
APPLICATION SOFTWARE—(CONT.)
Palantir Technologies, Inc., Cl. D*,@	127,007	$903,020
		7,834,139
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	111,655	4,912,820
TOTAL PREFERRED STOCKS
(Cost $13,252,335)		14,463,186
MASTER LIMITED PARTNERSHIP—2.6%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
The Blackstone Group LP.	2,168,359	88,815,985
The Carlyle Group LP.	403,379	12,178,012
		100,993,997
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $85,525,904)		100,993,997
Total Investments
(Cost $3,267,961,049)(b)	98.0%	3,775,998,135
Other Assets in Excess of Liabilities	2.0%	77,898,458
NET ASSETS	100.0%	$ 3,853,896,593

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,302,997,858, amounted to $473,000,277 which consisted of aggregate gross unrealized appreciation of
$527,238,328 and aggregate gross unrealized depreciation of $54,238,051.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$36,151	$59,836	0.00%
Choicestream, Inc., Cl. A	12/17/2013	859,605	515,969	0.02%
Choicestream, Inc., Cl. B	7/10/2014	1,500,323	1,200,258	0.03%
Intarcia Therapeutics, Inc.	3/27/2014	3,616,505	4,912,820	0.13%
Palantir Technologies, Inc., Cl. A	10/07/2014	1,555,368	1,699,503	0.04%
Palantir Technologies, Inc., Cl. B	10/07/2014	6,437,297	6,931,119	0.18%
Palantir Technologies, Inc., Cl. D	10/14/2014	838,605	903,020	0.02%
Total			$16,222,525	0.42%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments April 30, 2015 (Unaudited)

COMMON STOCKS—84.7%	SHARES	VALUE
AEROSPACE & DEFENSE—3.5%
Honeywell International, Inc.	15,980	$1,612,702
AIRLINES—0.9%
United Continental Holdings, Inc.*	7,300	436,102
ALTERNATIVE CARRIERS—1.2%
Zayo Group Holdings, Inc.*	20,580	546,399
APPLICATION SOFTWARE—3.1%
Mobileye NV*	12,180	546,395
Salesforce.com, inc.*	12,140	884,035
		1,430,430
AUTO PARTS & EQUIPMENT—2.5%
Delphi Automotive PLC.	13,600	1,128,800
BIOTECHNOLOGY—4.0%
Biogen, Inc.*	1,760	658,117
Gilead Sciences, Inc.*	8,810	885,493
Intercept Pharmaceuticals, Inc.*	1,170	295,788
		1,839,398
CABLE & SATELLITE—1.2%
Comcast Corporation, Cl. A	9,370	541,211
DATA PROCESSING & OUTSOURCED SERVICES—4.4%
Alliance Data Systems Corp.*	1,700	505,427
Visa, Inc., Cl. A	22,930	1,514,526
		2,019,953
DRUG RETAIL—1.8%
CVS Caremark Corp.	8,270	821,128
FOOTWEAR—1.3%
NIKE, Inc., Cl. B	6,240	616,762
GENERAL MERCHANDISE STORES—1.3%
Dollar Tree, Inc.*	8,070	616,629
HEALTH CARE EQUIPMENT—1.7%
Becton Dickinson and Co.	4,710	663,497
DexCom, Inc.*	1,740	117,572
		781,069
HEALTH CARE FACILITIES—1.3%
HCA Holdings, Inc.*	8,140	602,441
HOTELS RESORTS & CRUISE LINES—2.1%
Ctrip.com International Ltd.#*	6,220	396,090
Hilton Worldwide Holdings, Inc.*	19,250	557,480
		953,570
INTERNET RETAIL—2.1%
Amazon.com, Inc.*	1,630	687,501
Qunar Cayman Islands Ltd.#*	5,680	265,995
		953,496
INTERNET SOFTWARE & SERVICES—11.5%
Demandware, Inc.*	10,660	656,656

THE ALGER INSTITUTIONAL FUNDS ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT.)
Facebook, Inc., Cl. A*	27,510	$2,166,963
Google, Inc., Cl. C*	2,441	1,311,647
GrubHub, Inc.*	9,980	410,876
LinkedIn Corp., Cl. A*	1,030	259,694
Yahoo! Inc.*	10,390	442,250
		5,248,086
LIFE SCIENCES TOOLS & SERVICES—1.6%
Thermo Fisher Scientific, Inc.	5,820	731,458
MANAGED HEALTH CARE—3.6%
Cigna Corp.	4,770	594,533
Humana, Inc.	3,630	601,128
UnitedHealth Group, Inc.	3,890	433,346
		1,629,007
MULTI-LINE INSURANCE—2.0%
Hartford Financial Services Group, Inc.	22,010	897,348
OIL & GAS EQUIPMENT & SERVICES—2.2%
Baker Hughes, Inc.	10,360	709,246
Weatherford International PLC.*	20,890	303,949
		1,013,195
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Anadarko Petroleum Corp.	9,530	896,773
OTHER DIVERSIFIED FINANCIAL SERVICES—4.3%
Bank of America Corp.	54,110	861,972
Citigroup, Inc.	20,390	1,087,195
		1,949,167
PHARMACEUTICALS—5.5%
Actavis PLC.*	6,050	1,711,303
Shire PLC.#	3,280	798,713
		2,510,016
RESTAURANTS—1.1%
Bloomin' Brands, Inc.	21,670	491,042
SECURITY & ALARM SERVICES—1.3%
Tyco International PLC.	15,740	619,841
SEMICONDUCTOR EQUIPMENT—1.5%
SunEdison, Inc.*	26,910	681,361
SEMICONDUCTORS—2.8%
Avago Technologies Ltd.	3,000	350,640
Micron Technology, Inc.*	15,080	424,200
NXP Semiconductors NV*	5,320	511,359
		1,286,199
SPECIALTY CHEMICALS—2.7%
PPG Industries, Inc.	5,550	1,229,658
SPECIALTY STORES—2.4%
Signet Jewelers Ltd.	8,220	1,102,548

THE ALGER INSTITUTIONAL FUNDS ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.3%
Apple, Inc.	23,151	$2,897,348
TRADING COMPANIES & DISTRIBUTORS—1.5%
HD Supply Holdings, Inc.*	21,550	711,150
TOTAL COMMON STOCKS
(Cost $37,085,209)		38,794,287
PREFERRED STOCKS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.8%
Prosetta Biosciences, Inc.*,@,(a)	76,825	345,713
(Cost $345,713)		345,713
MASTER LIMITED PARTNERSHIP—7.4%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—5.2%
The Blackstone Group LP.	58,180	2,383,053
OIL & GAS STORAGE & TRANSPORTATION—2.2%
Cheniere Energy Partners LP.	30,730	1,001,490
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $2,999,583)		3,384,543
REAL ESTATE INVESTMENT TRUST—2.0%	SHARES	VALUE
SPECIALIZED—2.0%
Crown Castle International Corp.	11,270	941,383
(Cost $961,992)		941,383
Total Investments
(Cost $41,392,497)(b)	94.9%	43,465,926
Other Assets in Excess of Liabilities	5.1%	2,357,227
NET ASSETS	100.0%	$45,823,153

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $41,455,414, amounted to $2,010,512 which consisted of aggregate gross unrealized appreciation of
$2,748,084 and aggregate gross unrealized depreciation of $737,572.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Prosetta Biosciences, Inc.	2/06/2015	$345,713	$345,713	0.75%
Total			$345,713	0.75%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited)

COMMON STOCKS—93.7%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	8,930	$4,286
AEROSPACE & DEFENSE—1.5%
Hexcel Corp.	24,600	1,233,690
TransDigm Group, Inc.	4,800	1,018,224
		2,251,914
AIRLINES—1.9%
Spirit Airlines, Inc.*	19,900	1,362,553
United Continental Holdings, Inc.*	26,900	1,607,006
		2,969,559
ALTERNATIVE CARRIERS—1.7%
Level 3 Communications, Inc.*	26,700	1,493,598
Zayo Group Holdings, Inc.*	40,600	1,077,930
		2,571,528
APPAREL ACCESSORIES & LUXURY GOODS—2.4%
Hanesbrands, Inc.	58,000	1,802,640
PVH Corp.	10,900	1,126,515
Under Armour, Inc., Cl. A*	10,100	783,255
		3,712,410
APPAREL RETAIL—1.0%
L Brands, Inc.	8,400	750,624
Urban Outfitters, Inc.*	19,800	792,792
		1,543,416
APPLICATION SOFTWARE—2.5%
ACI Worldwide, Inc.*	41,200	948,836
Aspen Technology, Inc.*	13,500	599,265
Autodesk, Inc.*	13,600	772,888
Mobileye NV*	9,500	426,170
Palantir Technologies, Inc., Cl. A*,@	12,426	88,349
Synchronoss Technologies, Inc.*	21,363	980,134
		3,815,642
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	79,500	1,513,680
AUTO PARTS & EQUIPMENT—2.1%
BorgWarner, Inc.	9,200	544,640
Delphi Automotive PLC.	15,250	1,265,750
WABCO Holdings, Inc.*	11,100	1,381,395
		3,191,785
AUTOMOBILE MANUFACTURERS—0.8%
Tesla Motors, Inc.*	5,100	1,152,855
AUTOMOTIVE RETAIL—0.6%
Advance Auto Parts, Inc.	6,900	986,700
BIOTECHNOLOGY—5.9%
Alkermes PLC.*	6,600	365,442
BioMarin Pharmaceutical, Inc.*	6,200	694,710
Bluebird Bio, Inc.*	2,300	306,337

THE ALGER INSTITUTIONAL FUNDS ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
Celldex Therapeutics, Inc.*	18,000	$432,000
Incyte Corp.*	9,300	903,588
Intercept Pharmaceuticals, Inc.*	5,700	1,441,017
Juno Therapeutics, Inc.*	2,600	111,124
Medivation, Inc.*	10,500	1,267,770
Portola Pharmaceuticals, Inc.*	28,400	1,013,596
Receptos, Inc.*	3,900	574,626
United Therapeutics Corp.*	6,000	958,140
Vertex Pharmaceuticals, Inc.*	7,800	961,584
		9,029,934
BUILDING PRODUCTS—3.6%
Allegion PLC.	26,900	1,644,935
AO Smith Corp.	15,800	1,009,620
Fortune Brands Home & Security, Inc.	18,300	816,180
Lennox International, Inc.	12,600	1,335,096
NCI Building Systems, Inc.*	46,900	726,012
		5,531,843
COMMUNICATIONS EQUIPMENT—2.6%
Arista Networks, Inc.*	17,900	1,145,779
ARRIS Group, Inc.*	48,100	1,619,768
F5 Networks, Inc.*	10,400	1,269,008
		4,034,555
COMPUTER STORAGE & PERIPHERALS—0.3%
SanDisk Corp.	7,900	528,826
CONSTRUCTION MATERIALS—1.3%
Eagle Materials, Inc.	3,400	283,526
Martin Marietta Materials, Inc.	4,800	684,720
Vulcan Materials Co.	11,900	1,017,688
		1,985,934
CONSUMER ELECTRONICS—0.2%
Harman International Industries, Inc.	2,514	327,775
DATA PROCESSING & OUTSOURCED SERVICES—3.6%
Alliance Data Systems Corp.*	7,000	2,081,170
Fiserv, Inc.*	16,100	1,249,360
Vantiv, Inc., CL. A*	25,300	989,230
WEX, Inc.*	10,300	1,160,913
		5,480,673
DISTILLERS & VINTNERS—0.2%
Constellation Brands Inc., Cl. A	3,300	382,602
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES—0.4%
Digital Globe, Inc.*	19,200	617,664
DRUG RETAIL—1.1%
Rite Aid Corp.*	224,400	1,730,124
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Acuity Brands, Inc.	11,800	1,970,010

THE ALGER INSTITUTIONAL FUNDS ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—(CONT.)
Hubbell, Inc., Cl. B	8,200	$892,406
		2,862,416
ELECTRONIC COMPONENTS—0.2%
Belden, Inc.	3,300	277,035
FOOD RETAIL—1.4%
The Kroger Co.	20,800	1,433,328
Whole Foods Market, Inc.	13,700	654,312
		2,087,640
GENERAL MERCHANDISE STORES—1.9%
Dollar General Corp.	17,200	1,250,612
Dollar Tree, Inc.*	21,800	1,665,738
		2,916,350
HEALTH CARE EQUIPMENT—1.3%
DexCom, Inc.*	14,800	1,000,036
Hologic, Inc.*	28,900	975,086
		1,975,122
HEALTH CARE FACILITIES—2.2%
Acadia Healthcare Co., Inc.*	14,000	959,000
Tenet Healthcare Corporation*	28,600	1,368,796
Universal Health Services, Inc., Cl. B	9,300	1,087,635
		3,415,431
HEALTH CARE SERVICES—0.9%
Omnicare, Inc.	10,600	932,588
Team Health Holdings, Inc.*	6,600	393,162
		1,325,750
HOME FURNISHING RETAIL—0.3%
Williams-Sonoma, Inc.	7,200	529,416
HOMEBUILDING—0.6%
Toll Brothers, Inc.*	25,600	909,824
HOMEFURNISHING RETAIL—0.4%
Restoration Hardware Holdings, Inc.*	7,900	680,743
HOTELS RESORTS & CRUISE LINES—2.9%
La Quinta Holdings, Inc.*	47,300	1,138,984
Norwegian Cruise Line Holdings Ltd.*	33,100	1,605,681
Royal Caribbean Cruises Ltd.	14,100	959,646
Wyndham Worldwide Corporation	9,100	777,140
		4,481,451
HOUSEWARES & SPECIALTIES—1.7%
Jarden Corp.*	36,150	1,850,157
The Clorox Co.	7,300	774,530
		2,624,687
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Robert Half International, Inc.	13,400	743,030
INDUSTRIAL MACHINERY—1.4%
Graco, Inc.	18,600	1,332,132

THE ALGER INSTITUTIONAL FUNDS ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY—(CONT.)
Ingersoll-Rand PLC.	11,800	$776,912
		2,109,044
INTERNET RETAIL—1.2%
NetFlix, Inc.*	2,000	1,113,000
TripAdvisor, Inc.*	9,000	724,410
		1,837,410
INTERNET SOFTWARE & SERVICES—5.7%
Cornerstone OnDemand, Inc.*	29,400	841,722
Criteo SA#*	19,000	787,740
DealerTrack Holdings, Inc.*	24,500	963,095
Demandware, Inc.*	12,900	794,640
GrubHub, Inc.*	33,000	1,358,610
Hortonworks, Inc.*	18,400	371,128
LendingClub Corp.*	79,500	1,387,275
LinkedIn Corp., Cl. A*	6,600	1,664,058
Shutterstock, Inc.*	9,700	654,653
		8,822,921
INVESTMENT BANKING & BROKERAGE—0.8%
TD Ameritrade Holding Corp.	34,300	1,243,375
LEISURE PRODUCTS—0.5%
Coach, Inc.	18,600	710,706
MANAGED HEALTH CARE—0.8%
Centene Corp.*	20,400	1,264,596
MOVIES & ENTERTAINMENT—0.3%
Live Nation Entertainment, Inc.*	20,200	506,212
MULTI-LINE INSURANCE—0.5%
Hartford Financial Services Group, Inc.	19,800	807,246
OIL & GAS DRILLING—0.5%
Patterson-UTI Energy, Inc.	31,300	699,555
OIL & GAS EQUIPMENT & SERVICES—0.4%
Weatherford International PLC.*	46,000	669,300
OIL & GAS EXPLORATION & PRODUCTION—2.6%
PDC Energy, Inc.*	19,600	1,112,104
QEP Resources, Inc.	21,600	486,000
Range Resources Corp.	24,100	1,531,796
RSP Permian, Inc.*	14,300	414,986
Viper Energy Partners LP	19,100	393,651
		3,938,537
OIL & GAS REFINING & MARKETING—0.4%
HollyFrontier Corp.	14,800	573,944
PAPER PACKAGING—0.5%
Packaging Corp., of America	10,100	698,819
PHARMACEUTICALS—2.2%
Jazz Pharmaceuticals PLC.*	6,300	1,125,810

THE ALGER INSTITUTIONAL FUNDS ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Lannett Co., Inc.*	11,300	$649,750
Mallinckrodt PLC.*	8,600	973,348
Pacira Pharmaceuticals, Inc.*	8,100	554,688
		3,303,596
REAL ESTATE SERVICES—0.6%
Jones Lang LaSalle, Inc.	5,400	896,724
REGIONAL BANKS—0.6%
Signature Bank*	7,200	965,448
RENEWABLE ELECTRICITY—0.9%
TerraForm Power, Inc., Cl. A	33,400	1,320,302
RESEARCH & CONSULTING SERVICES—1.8%
CoStar Group, Inc.*	6,900	1,410,567
Verisk Analytics, Inc., Cl. A*	17,300	1,298,192
		2,708,759
RESTAURANTS—3.1%
Bloomin' Brands, Inc.	53,200	1,205,512
Diamond Resorts International, Inc.*	50,500	1,616,505
Jack in the Box, Inc.	14,000	1,214,780
Restaurant Brands International, Inc.	19,100	778,898
		4,815,695
SECURITY & ALARM SERVICES—0.3%
Tyco International PLC.	10,200	401,676
SEMICONDUCTOR EQUIPMENT—1.2%
Lam Research Corp.	13,300	1,005,214
SunEdison, Inc.*	34,900	883,668
		1,888,882
SEMICONDUCTORS—5.4%
Altera Corp.	7,600	316,768
Avago Technologies Ltd.	23,000	2,688,240
Micron Technology, Inc.*	36,800	1,035,184
Microsemi Corp.*	47,300	1,577,928
NXP Semiconductors NV*	18,800	1,807,056
Qorvo, Inc.*	6,800	448,188
Skyworks Solutions, Inc.	4,100	378,225
		8,251,589
SPECIALIZED FINANCE—1.9%
McGraw Hill Financial, Inc.	15,000	1,564,500
Moody's Corp.	12,400	1,333,248
		2,897,748
SPECIALTY CHEMICALS—1.5%
Axalta Coating Systems Ltd.*	25,700	788,476
The Sherwin-Williams Co.	5,600	1,556,800
		2,345,276
SPECIALTY STORES—3.8%
Cabela's, Inc.*	13,900	733,086
Party City Holdco, Inc.*	4,900	101,871

THE ALGER INSTITUTIONAL FUNDS ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY STORES—(CONT.)
Signet Jewelers Ltd.	11,400	$1,529,082
The Michaels Cos, Inc.*	40,600	1,049,916
Tractor Supply Co.	12,800	1,101,568
Ulta Salon, Cosmetics & Fragrance, Inc.*	9,100	1,374,919
		5,890,442
SYSTEMS SOFTWARE—1.1%
ServiceNow, Inc.*	23,100	1,729,266
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Nimble Storage, Inc.*	17,700	432,942
Western Digital Corp.	8,800	860,112
		1,293,054
TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	57,500	1,897,500
WIRELESS TELECOMMUNICATION SERVICES—0.8%
SBA Communications Corp., Cl. A*	10,200	1,181,364
TOTAL COMMON STOCKS
(Cost $127,906,695)		143,861,586
PREFERRED STOCKS—1.7%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	77,008	36,964
Choicestream, Inc., Cl. B*,@,(a)	144,793	69,501
		106,465
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	50,675	360,299
Palantir Technologies, Inc., Cl. D*,@	6,602	46,940
		407,239
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	166,009	747,041
PHARMACEUTICALS—0.9%
Intarcia Therapeutics, Inc.*,@	7,588	333,872
Tolero Pharmaceuticals, Inc.*,@,(a)	354,870	1,070,323
		1,404,195
TOTAL PREFERRED STOCKS
(Cost $2,589,818)		2,664,940
REAL ESTATE INVESTMENT TRUST—2.5%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	16,600	599,094
OFFICE—0.6%
CyrusOne, Inc.	30,300	984,144
SPECIALIZED—1.5%
Crown Castle International Corp.	18,200	1,520,246

THE ALGER INSTITUTIONAL FUNDS ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
SPECIALIZED—(CONT.)
Extra Space Storage, Inc.	11,300	$745,009
		2,265,255
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,956,252)		3,848,493
Total Investments
(Cost $134,452,765)(b)	97.9%	150,375,019
Other Assets in Excess of Liabilities	2.1%	3,240,731
NET ASSETS	100.0%	$153,615,750

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $135,360,674, amounted to $15,014,345 which consisted of aggregate gross unrealized appreciation of
$19,287,568 and aggregate gross unrealized depreciation of $4,273,223.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$2,590	$4,286	0.00%
Choicestream, Inc., Cl. A	3/31/2014	61,582	36,964	0.02%
Choicestream, Inc., Cl. B	7/10/2014	86,876	69,501	0.05%
Intarcia Therapeutics, Inc.	3/27/2014	245,775	333,872	0.21%
Palantir Technologies, Inc., Cl. A	10/07/2014	80,856	88,349	0.06%
Palantir Technologies, Inc., Cl. B	10/04/2014	334,629	360,299	0.23%
Palantir Technologies, Inc., Cl. D	10/14/2014	43,592	46,940	0.03%
Prosetta Biosciences, Inc.	2/06/2014	747,041	747,041	0.49%
Tolero Pharmaceuticals, Inc.	8/01/2014	1,070,323	1,070,323	0.70%
Total			$2,757,575	1.79%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited)

COMMON STOCKS—97.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
Esterline Technologies Corp.*	31,525	$3,508,417
Hexcel Corp.	97,100	4,869,565
		8,377,982
AIRLINES—0.7%
Spirit Airlines, Inc.*	52,700	3,608,369
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
G-III Apparel Group Ltd.*	50,100	5,570,118
APPLICATION SOFTWARE—14.5%
ACI Worldwide, Inc.*	383,450	8,830,853
American Software, Inc., Cl. A	704,019	6,836,024
ANSYS, Inc.*	41,450	3,558,068
Blackbaud, Inc.	114,450	5,783,159
Fair Isaac Corp.	30,100	2,662,646
Guidewire Software, Inc.*	136,000	6,793,200
Manhattan Associates, Inc.*	149,000	7,831,440
NetScout Systems, Inc.*	81,650	3,355,815
PROS Holdings, Inc.*	355,923	7,912,168
SolarWinds, Inc.*	131,200	6,399,936
Synchronoss Technologies, Inc.*	122,650	5,627,182
Tyler Technologies, Inc.*	86,050	10,493,798
		76,084,289
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
WisdomTree Investments, Inc.	300,652	5,724,414
AUTO PARTS & EQUIPMENT—1.7%
American Axle & Manufacturing Holdings, Inc.*	176,000	4,387,680
Tenneco, Inc.*	73,850	4,316,532
		8,704,212
AUTOMOTIVE RETAIL—0.7%
Lithia Motors, Inc., Cl. A	37,750	3,764,808
BIOTECHNOLOGY—8.8%
Bluebird Bio, Inc.*	28,550	3,802,574
Celldex Therapeutics, Inc.*	105,750	2,538,000
Cepheid, Inc.*	101,300	5,682,930
Clovis Oncology, Inc.*	39,850	3,202,346
Dyax Corp.*	49,600	1,185,936
Incyte Corp.*	45,250	4,396,490
Intercept Pharmaceuticals, Inc.*	10,574	2,673,213
Ironwood Pharmaceuticals, Inc.*	276,100	3,771,526
Isis Pharmaceuticals, Inc.*	50,900	2,887,048
Juno Therapeutics, Inc.*	29,300	1,252,282
Neurocrine Biosciences, Inc.*	85,950	2,930,035
Portola Pharmaceuticals, Inc.*	91,350	3,260,282
Receptos, Inc.*	22,950	3,381,453
TESARO, Inc.*	53,350	2,905,975
Ultragenyx Pharmaceutical, Inc.*	40,200	2,268,486
		46,138,576

THE ALGER INSTITUTIONAL FUNDS ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—1.8%
AO Smith Corp.	82,449	$5,268,491
NCI Building Systems, Inc.*	256,000	3,962,880
		9,231,371
COMMODITY CHEMICALS—0.9%
Calgon Carbon Corp.	225,300	4,999,407
COMMUNICATIONS EQUIPMENT—0.7%
ARRIS Group, Inc.*	103,949	3,500,483
CONSUMER FINANCE—0.5%
PRA Group, Inc.*	49,700	2,722,318
DATA PROCESSING & OUTSOURCED SERVICES—2.2%
Euronet Worldwide, Inc.*	38,800	2,269,024
MAXIMUS, Inc.	69,750	4,464,698
WEX, Inc.*	40,885	4,608,148
		11,341,870
DRUG RETAIL—0.3%
Diplomat Pharmacy, Inc.*	40,850	1,463,247
EDUCATION SERVICES—0.8%
Grand Canyon Education, Inc.*	92,350	4,181,608
ELECTRONIC COMPONENTS—2.2%
Belden, Inc.	23,800	1,998,010
Dolby Laboratories Inc., Cl. A	64,800	2,608,848
DTS, Inc.*	194,050	6,956,692
		11,563,550
ELECTRONIC EQUIPMENT MANUFACTURERS—5.2%
Cognex Corp.*	131,200	5,889,568
FEI Co.	189,500	14,299,670
FLIR Systems, Inc.	228,100	7,046,009
		27,235,247
FOOD DISTRIBUTORS—0.8%
United Natural Foods, Inc.*	65,614	4,426,320
FOOD RETAIL—0.8%
Smart & Final Stores, Inc.*	252,900	4,380,228
FOOTWEAR—0.9%
Skechers U.S.A. Inc., Cl. A*	52,600	4,729,792
GENERAL MERCHANDISE STORES—1.4%
Burlington Stores, Inc.*	84,600	4,362,822
Tuesday Morning Corp.*	176,650	2,794,603
		7,157,425
HEALTH CARE EQUIPMENT—5.4%
Abaxis, Inc.	136,000	8,704,000
Cantel Medical Corp.	172,350	7,719,556
Cyberonics, Inc.*	50,400	3,069,864
DexCom, Inc.*	40,600	2,743,342

THE ALGER INSTITUTIONAL FUNDS ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—(CONT.)
GenMark Diagnostics, Inc.*	652,200	$6,261,120
		28,497,882
HEALTH CARE FACILITIES—1.1%
Acadia Healthcare Co., Inc.*	42,900	2,938,650
Healthsouth Corp.	59,150	2,674,763
		5,613,413
HEALTH CARE SERVICES—0.9%
Team Health Holdings, Inc.*	75,200	4,479,664
HEALTH CARE SUPPLIES—2.4%
Neogen Corp.*	167,400	7,455,996
Quidel Corp.*	231,200	5,386,960
		12,842,956
HEALTH CARE TECHNOLOGY—3.2%
MedAssets, Inc.*	276,600	5,598,384
Medidata Solutions, Inc.*	213,100	11,385,933
		16,984,317
HOMEFURNISHING RETAIL—0.5%
Restoration Hardware Holdings, Inc.*	32,050	2,761,749
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.4%
On Assignment, Inc.*	68,800	2,315,120
INDUSTRIAL MACHINERY—2.8%
Proto Labs, Inc.*	118,150	8,270,500
Sun Hydraulics Corp.	168,700	6,564,117
		14,834,617
INTERNET SOFTWARE & SERVICES—6.5%
Criteo SA#*	130,912	5,427,611
Demandware, Inc.*	140,465	8,652,644
GrubHub, Inc.*	36,333	1,495,830
NIC, Inc.	225,900	3,840,300
Shutterstock, Inc.*	94,900	6,404,801
SPS Commerce, Inc.*	129,650	8,460,959
		34,282,145
INVESTMENT BANKING & BROKERAGE—0.5%
Evercore Partners, Inc., Cl. A	55,050	2,655,612
Virtu Financial, Inc., Cl. A*	5,750	122,992
		2,778,604
LEISURE PRODUCTS—0.8%
Brunswick Corp.	80,400	4,023,216
LIFE & HEALTH INSURANCE—0.4%
American Equity Investment Life Holding Co.	74,450	2,006,427
LIFE SCIENCES TOOLS & SERVICES—2.3%
Bio-Techne Corp.	88,750	8,516,450
PRA Health Sciences, Inc.*	127,650	3,635,472
		12,151,922

THE ALGER INSTITUTIONAL FUNDS ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MANAGED HEALTH CARE—0.7%
Molina Healthcare, Inc.*	65,550	$3,882,527
MOVIES & ENTERTAINMENT—0.7%
Rentrak Corp.*	77,740	3,684,876
OIL & GAS EQUIPMENT & SERVICES—0.5%
US Silica Holdings, Inc.	72,950	2,724,683
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Diamondback Energy, Inc.*	49,400	4,078,958
Oasis Petroleum, Inc.*	152,900	2,743,026
QEP Resources, Inc.	170,100	3,827,250
		10,649,234
OIL & GAS REFINING & MARKETING—0.4%
Delek US Holdings, Inc.	50,250	1,855,230
PAPER PACKAGING—0.7%
Graphic Packaging Holding Co.	270,950	3,820,395
PHARMACEUTICALS—0.7%
Aerie Pharmaceuticals, Inc.*	89,200	859,888
Lannett Co., Inc.*	20,750	1,193,125
Pacira Pharmaceuticals, Inc.*	27,550	1,886,624
		3,939,637
REGIONAL BANKS—1.6%
Bank of the Ozarks, Inc.	93,400	3,620,184
Investors Bancorp, Inc.	407,400	4,823,616
		8,443,800
RENEWABLE ELECTRICITY—0.7%
TerraForm Power, Inc., Cl. A	97,350	3,848,246
RESTAURANTS—4.0%
Bloomin' Brands, Inc.	180,550	4,091,263
Diamond Resorts International, Inc.*	78,800	2,522,388
Fiesta Restaurant Group, Inc.*	107,468	5,432,507
Jack in the Box, Inc.	43,000	3,731,110
Papa John's International, Inc.	83,800	5,142,806
		20,920,074
SEMICONDUCTORS—2.8%
Cavium Networks, Inc.*	43,700	2,831,323
Diodes, Inc.*	58,200	1,555,104
Microsemi Corp.*	134,600	4,490,256
Monolithic Power Systems, Inc.	50,150	2,599,274
Qorvo, Inc.*	52,525	3,461,923
		14,937,880
SPECIALTY CHEMICALS—1.5%
Balchem Corp.	154,700	8,109,374
SPECIALTY STORES—0.8%
Five Below, Inc.*	117,340	3,956,705

THE ALGER INSTITUTIONAL FUNDS ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—2.1%
Proofpoint, Inc.*	37,050	$1,999,959
Rovi Corp.*	215,100	3,981,501
TubeMogul, Inc.*	353,650	5,092,560
		11,074,020
TRADING COMPANIES & DISTRIBUTORS—0.8%
Watsco, Inc.	34,600	4,162,034
TRUCKING—1.3%
Saia, Inc.*	98,500	4,013,875
Swift Transportation Co.*	107,750	2,607,550
		6,621,425
TOTAL COMMON STOCKS
(Cost $452,182,485)		511,107,806
PREFERRED STOCKS—0.7%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc.*,@,(a)	133,263	599,684
PHARMACEUTICALS—0.6%
Intarcia Therapeutics, Inc.*,@	41,238	1,814,472
Tolero Pharmaceuticals, Inc.*,@,(a)	448,284	1,352,069
		3,166,541
TOTAL PREFERRED STOCKS
(Cost $3,287,452)		3,766,225
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Neuralstem, Inc., 1/8/2019*	250,375	–
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—2.2%	SHARES	VALUE
HOTELS & RESORTS—0.7%
Pebblebrook Hotel Trust	90,947	3,905,264
OFFICE—0.6%
Dupont Fabros Technology, Inc.	103,150	3,213,123
SPECIALIZED—0.9%
Sovran Self Storage, Inc.	52,100	4,550,414
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $9,914,820)		11,668,801
Total Investments
(Cost $465,384,757)(b)	100.1%	526,542,832
Liabilities in Excess of Other Assets	(0.1)%	(334,863)
NET ASSETS	100.0%	$526,207,969

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

(b) At April 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $469,499,655, amounted to $57,043,177 which consisted of aggregate gross unrealized appreciation of
$75,670,907 and aggregate gross unrealized depreciation of $18,627,730.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Intarcia Therapeutics, Inc.	3/27/2014	$1,335,699	$1,814,472	0.34%
Prosetta Biosciences, Inc.	2/06/2015	599,684	599,684	0.11%
Tolero Pharmaceuticals, Inc.	10/31/2014	1,352,069	1,352,069	0.26%
Total			$3,766,225	0.71%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Assets and Liabilities April 30, 2015 (Unaudited)

	Alger Capital	Alger Capital
	Appreciation	Appreciation Focus
	Institutional Fund	Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$3,774,222,072	$43,120,213
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	1,776,063	345,713
Cash and cash equivalents	50,336,250	1,846,563
Receivable for investment securities sold	80,325,529	1,382,892
Receivable for shares of beneficial interest sold	11,454,010	264,446
Dividends and interest receivable	3,012,896	68,056
Receivable from Investment Manager	—	9,999
Prepaid expenses	217,949	60,742
Total Assets	3,921,344,769	47,098,624

LIABILITIES:
Payable for investment securities purchased	56,277,123	932,102
Payable for shares of beneficial interest redeemed	6,650,738	256,379
Accrued investment advisory fees	2,352,156	27,054
Accrued transfer agent fees	736,886	8,169
Accrued distribution fees	259,427	7,912
Accrued administrative fees	88,387	1,048
Accrued shareholder servicing fees	803,516	3,484
Accrued shareholder administrative fees	32,141	527
Accrued other expenses	247,802	38,796
Total Liabilities	67,448,176	1,275,471
NET ASSETS	$3,853,896,593	$45,823,153

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	3,210,609,816	43,600,191
Undistributed net investment income	2,912,344	6,948
Undistributed net realized gain	132,338,322	142,587
Net unrealized appreciation on investments	508,036,111	2,073,427
NET ASSETS	$3,853,896,593	$45,823,153
* Identified cost	$3,265,564,970	$41,046,784
** Identified cost	$2,396,079	$345,713
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Assets and Liabilities April 30, 2015 (Unaudited) (Continued)

	Alger Capital	Alger Capital
	Appreciation	Appreciation Focus
Institutional Fund		Fund

NET ASSETS BY CLASS:
Class A	$—	$22,874,431
Class C	$—	$3,797,031
Class I	$3,233,044,112	$17,041,690
Class R	$620,852,481	$—
Class Z	$—	$2,110,001

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class A	—	963,190
Class C	—	162,693
Class I	115,613,284	715,116
Class R	24,088,281	—
Class Z	—	88,015

NET ASSET VALUE PER SHARE:
Class A — Net Asset Value Per Share Class A	$—	$23.75
Class A — Offering Price Per Share
(includes a 5.25% sales charge)	$—	$25.06
Class C — Net Asset Value Per Share Class C	$—	$23.34
Class I — Net Asset Value Per Share Class I and Class I	$27.96	$23.83
Class R — Net Asset Value Per Share Class R and Class R	$25.77	$—
Class Z — Net Asset Value Per Share Class Z	$—	$23.97
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Assets and Liabilities April 30, 2015 (Unaudited) (Continued)

		Alger Small Cap
	Alger Mid Cap Growth	Growth Institutional
	Institutional Fund	Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$148,446,904	$524,591,079
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	1,928,115	1,951,753
Cash and cash equivalents	2,574,410	9,423,298
Receivable for investment securities sold	6,331,209	821,467
Receivable for shares of beneficial interest sold	383,702	980,144
Dividends and interest receivable	36,692	31,855
Prepaid expenses	18,997	64,838
Total Assets	159,720,029	537,864,434

LIABILITIES:
Payable for investment securities purchased	5,594,157	9,285,818
Payable for shares of beneficial interest redeemed	217,874	1,439,510
Accrued investment advisory fees	98,419	381,994
Accrued transfer agent fees	61,724	262,139
Accrued distribution fees	8,632	10,457
Accrued administrative fees	3,561	12,969
Accrued shareholder servicing fees	32,375	117,900
Accrued shareholder administrative fees	1,295	4,716
Accrued other expenses	86,242	140,962
Total Liabilities	6,104,279	11,656,465
NET ASSETS	$153,615,750	$526,207,969

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	421,576,311	375,668,262
Undistributed net investment income (accumulated loss)	(916,744)	(8,976,369)
Undistributed net realized gain (accumulated realized loss)	(282,966,072)	98,358,002
Net unrealized appreciation on investments	15,922,255	61,158,074
NET ASSETS	$153,615,750	$526,207,969
* Identified cost	$132,484,353	$463,433,004
** Identified cost	$1,968,412	$1,951,753
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Assets and Liabilities April 30, 2015 (Unaudited) (Continued)

		Alger Small Cap
	Alger Mid Cap Growth	Growth Institutional
	Institutional Fund	Fund

NET ASSETS BY CLASS:
Class I	$133,062,269	$502,344,228
Class R	$20,553,481	$23,863,741

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class I	5,592,197	20,740,026
Class R	926,291	1,085,043

NET ASSET VALUE PER SHARE:
Class I — Net Asset Value Per Share Class I and Class I	$23.79	$24.22
Class R — Net Asset Value Per Share Class R and Class R	$22.19	$21.99
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Operations For the six months ended April 30, 2015 (Unaudited)

	Alger Capital	Alger Capital
	Appreciation	Appreciation Focus
	Institutional Fund	Fund

INCOME:
Dividends (net of foreign withholding taxes*)	$19,491,856	$286,527
Interest	18,367	357
Total Income	19,510,223	286,884

EXPENSES:
Advisory fees — Note 3(a)	13,266,616	147,051
Distribution fees — Note 3(c)
Class A	—	26,616
Class C	—	16,348
Class R	1,414,905	—
Shareholder servicing fees — Note 3(j)	4,492,217	18,748
Shareholder administrative fees — Note 3(f)	179,689	2,870
Administration fees — Note 3(b)	494,145	5,696
Custodian fees	129,046	26,118
Interest expenses	—	15
Transfer agent fees and expenses — Note 3(f)	834,157	11,731
Printing fees	127,704	2,520
Professional fees	63,829	17,147
Registration fees	73,275	45,027
Trustee fees — Note 3(g)	54,239	4,525
Fund accounting fees	242,233	4,657
Miscellaneous	84,541	2,959
Total Expenses	21,456,596	332,028
Less, expense reimbursements/waivers — Note 3(a)	—	(65,493)
Net Expenses	21,456,596	266,535
NET INVESTMENT INCOME (LOSS)	(1,946,373)	20,349

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:
Net realized gain on investments and purchased options	173,678,389	3,019,021
Net realized gain on redemption-in-kind	8,394,724	—
Net realized (loss) on foreign currency transactions	(39,391)	—
Net change in unrealized appreciation (depreciation) on
investments, options and foreign currency	60,188,836	(78,445)
Net realized and unrealized gain on investments, options, and
foreign currency	242,222,558	2,940,576
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$240,276,185	$2,960,925
* Foreign withholding taxes	$57,768	$15
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Operations For the six months ended April 30, 2015 (Unaudited) (Continued)

		Alger Small Cap
	Alger Mid Cap Growth	Growth Institutional
	Institutional Fund	Fund

INCOME:
Dividends (net of foreign withholding taxes*)	$605,020	$1,369,065
Interest	487	1,145
Total Income	605,507	1,370,210

EXPENSES:
Advisory fees — Note 3(a)	581,349	2,489,133
Distribution fees — Note 3(c)
Class R	52,514	68,737
Shareholder servicing fees — Note 3(j)	191,233	768,251
Shareholder administrative fees — Note 3(f)	7,649	30,730
Administration fees — Note 3(b)	21,035	84,507
Custodian fees	40,102	39,820
Interest expenses	22	6,507
Transfer agent fees and expenses — Note 3(f)	43,711	191,555
Printing fees	9,050	30,875
Professional fees	28,786	32,265
Registration fees	2,145	55,772
Trustee fees — Note 3(g)	5,946	11,735
Fund accounting fees	7,074	39,395
Miscellaneous	8,223	37,430
Total Expenses	998,839	3,886,712
NET INVESTMENT LOSS	(393,332)	(2,516,502)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:
Net realized gain on investments and purchased options	3,107,030	101,072,223
Net realized (loss) on foreign currency transactions	(2,896)	—
Net realized (loss) on options written	(85,144)	—
Net change in unrealized appreciation (depreciation) on
investments, options and foreign currency	8,013,110	(64,242,523)
Net change in unrealized (depreciation) on written options	(48,165)	—
Net realized and unrealized gain on investments, options, and
foreign currency	10,983,935	36,829,700
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$10,590,603	$34,313,198
* Foreign withholding taxes	$295	$—
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Changes in Net Assets(Unaudited)

Alger Capital Appreciation Institutional Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014

Net investment loss	$(1,946,373)	$(4,324,715)
Net realized gain on investments, options and foreign currency	182,033,722	378,982,949
Net change in unrealized appreciation on investments, options
and foreign currency	60,188,836	56,693,910
Net increase in net assets resulting from operations	240,276,185	431,352,144

Dividends and distributions to shareholders from:
Net investment income:
Class I	—	(596,123)
Net realized gains:
Class I	(321,833,735)	(238,827,929)
Class R	(64,146,416)	(56,924,364)
Total dividends and distributions to shareholders	(385,980,151)	(296,348,416)

Increase (decrease) from shares of beneficial interest transactions:
Class I	794,611,730	481,567,857
Class R	119,495,255	68,067,671
Net increase from shares of beneficial interest transactions —
Note 6(a)	914,106,985	549,635,528
Total increase	768,403,019	684,639,256

Net Assets:
Beginning of period	3,085,493,574	2,400,854,318
END OF PERIOD	$3,853,896,593	$3,085,493,574
Undistributed net investment income	$2,912,344	$575,998
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Changes in Net Assets(Unaudited) (Continued)

	Alger Capital Appreciation Focus Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014

Net investment income (loss)	$20,349	$(36,669)
Net realized gain on investments, options and foreign currency	3,019,021	3,227,165
Net change in unrealized depreciation on investments, options
and foreign currency	(78,445)	(90,443)
Net increase in net assets resulting from operations	2,960,925	3,100,053

Increase (decrease) from shares of beneficial interest transactions:
Class A	16,159,234	915,255
Class C	933,177	385,874
Class I	3,112,966	2,291,590
Class R	—	(2,761,004)
Class Z	705,041	1,078,955
Net increase from shares of beneficial interest transactions —
Note 6(a)	20,910,418	1,910,670

Redemption Fees:
Class A	180	48
Total Redemption Fees — Note 6(b)	180	48
Total increase	23,871,523	5,010,771

Net Assets:
Beginning of period	21,951,630	16,940,859
END OF PERIOD	$45,823,153	$21,951,630
Undistributed net investment income (accumulated loss)	$6,948	$(46,575)
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Changes in Net Assets(Unaudited) (Continued)

	Alger Mid Cap Growth Institutional Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014

Net investment loss	$(393,332)	$(637,854)
Net realized gain on investments, options and foreign currency	3,018,990	36,829,927
Net change in unrealized appreciation (depreciation) on
investments, options and foreign currency	7,964,945	(13,661,402)
Net increase in net assets resulting from operations	10,590,603	22,530,671

Increase (decrease) from shares of beneficial interest transactions:
Class I	(8,523,175)	(44,620,979)
Class R	(2,831,039)	(4,520,341)
Net decrease from shares of beneficial interest transactions —
Note 6(a)	(11,354,214)	(49,141,320)
Total decrease	(763,611)	(26,610,649)

Net Assets:
Beginning of period	154,379,361	180,990,010
END OF PERIOD	$153,615,750	$154,379,361
Undistributed net investment income (accumulated loss)	$(916,744)	$(912,131)
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Changes in Net Assets(Unaudited) (Continued)

	Alger Small Cap Growth Institutional Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014

Net investment loss	$(2,516,502)	$(6,185,122)
Net realized gain on investments, options and foreign currency	101,072,223	121,181,367
Net change in unrealized depreciation on investments, options
and foreign currency	(64,242,523)	(105,676,663)
Net increase in net assets resulting from operations	34,313,198	9,319,582

Dividends and distributions to shareholders from:
Net realized gains:
Class I	(115,227,005)	(156,034,057)
Class R	(5,978,217)	(7,135,001)
Total dividends and distributions to shareholders	(121,205,222)	(163,169,058)

Increase (decrease) from shares of beneficial interest transactions:
Class I	(75,042,930)	(129,906,734)
Class R	(2,611,063)	(3,065,410)
Net decrease from shares of beneficial interest transactions —
Note 6(a)	(77,653,993)	(132,972,144)
Total decrease	(164,546,017)	(286,821,620)

Net Assets:
Beginning of period	690,753,986	977,575,606
END OF PERIOD	$526,207,969	$690,753,986
Undistributed net investment income (accumulated loss)	$(8,976,369)	$(6,318,821)
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation
Institutional Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$29.34	$28.21	$22.85	$20.88	$19.28	$16.41
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	–	(0.02)	0.16	0.09	(0.01)	–
Net realized and unrealized gain on
investments	1.92	4.57	6.21	2.64	1.61	2.90
Total from investment operations	1.92	4.55	6.37	2.73	1.60	2.90
Dividends from net investment income	–	(0.01)	(0.17)	–	–	(0.03)
Distributions from net realized gains	(3.30)	(3.41)	(0.84)	(0.76)	–	–
Net asset value, end of period	$27.96	$29.34	$28.21	$22.85	$20.88	$19.28
Total return	6.97%	17.63%	29.02%	13.70%	8.30%	17.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$3,233,044	$2,555,737	$1,958,405	$1,470,078	$1,041,609	$ 809,468
Ratio of gross expenses to average
net assets	1.11%	1.16%	1.19%	1.19%	1.17%	1.17%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.11%	1.16%	1.19%	1.19%	1.17%	1.17%
Ratio of net investment income (loss) to
average net assets	(0.03)%	(0.07)%	0.65%	0.41%	(0.04)%	(0.02)%

Portfolio turnover rate	62.75%(iii)	136.20%(iv)	124.43%	137.16%	153.30%	209.52%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Amount excludes redemption in kind transaction of $57,904,959. Please see note 6 to the financial statements.
(iv) Amount excludes redemption in kind transaction of $71,436,408. Please see note 6 to the financial statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation
Institutional Fund			Class R
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$27.35	$26.63	$21.76	$20.01	$18.57	$15.86
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	(0.07)	(0.14)	0.04	(0.02)	(0.11)	(0.10)
Net realized and unrealized gain on
investments	1.79	4.27	5.87	2.53	1.55	2.81
Total from investment operations	1.72	4.13	5.91	2.51	1.44	2.71
Dividends from net investment income	–	–	(0.20)	–	–	–
Distributions from net realized gains	(3.30)	(3.41)	(0.84)	(0.76)	–	–
Net asset value, end of period	$25.77	$27.35	$26.63	$21.76	$20.01	$18.57
Total return	6.72%	17.04%	28.35%	13.20%	7.80%	17.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 620,853	$ 529,757	$ 442,449	$ 347,634	$ 227,260	$ 171,344
Ratio of gross expenses to average
net assets	1.61%	1.64%	1.69%	1.69%	1.68%	1.67%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.61%	1.64%	1.69%	1.69%	1.68%	1.67%
Ratio of net investment income (loss) to
average net assets	(0.53)%	(0.55)%	0.17%	(0.09)%	(0.56)%	(0.55)%

Portfolio turnover rate	62.75%(iii)	136.20%(iv)	124.43%	137.16%	153.30%	209.52%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Amount excludes redemption in kind transaction of $57,904,959. Please see note 6 to the financial statements.
(iv) Amount excludes redemption in kind transaction of $71,436,408. Please see note 6 to the financial statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund		Class A
			From 12/31/2012
	Six ended months	Year ended	(commencement of operations) to
	4/30/2015(i)	10/31/2014	10/31/2013(ii)
Net asset value, beginning of period	$22.01	$18.69	$14.70
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(iii)	0.01	(0.04)	(0.01)
Net realized and unrealized gain on
investments	1.73	3.36	4.00
Total from investment operations	1.74	3.32	3.99
Net asset value, end of period	$23.75	$22.01	$18.69
Total return(iv)	7.91%	17.76%	27.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 22,874	$5,158	$3,496
Ratio of gross expenses to average
net assets	1.52%	2.38%	2.49%
Ratio of expense reimbursements to
average net assets	(0.22)%	(1.08)%	(1.19)%
Ratio of net expenses to average net
assets	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to
average net assets	0.11%	(0.19)%	(0.09)%
Portfolio turnover rate	90.15%	153.69%	166.61%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund		Class C
			From 12/31/2012
	Six ended months	Year ended	(commencement of operations) to
	4/30/2015(i)	10/31/2014	10/31/2013(ii)
Net asset value, beginning of period	$21.71	$18.58	$14.70
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(iii)	(0.07)	(0.19)	(0.11)
Net realized and unrealized gain on
investments	1.70	3.32	3.99
Total from investment operations	1.63	3.13	3.88
Net asset value, end of period	$23.34	$21.71	$18.58
Total return(iv)	7.51%	16.85%	26.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$3,797	$2,635	$1,913
Ratio of gross expenses to average
net assets	2.31%	3.14%	3.27%
Ratio of expense reimbursements to
average net assets	(0.26)%	(1.09)%	(1.22)%
Ratio of net expenses to average net
assets	2.05%	2.05%	2.05%
Ratio of net investment income (loss) to
average net assets	(0.64)%	(0.94)%	(0.83)%
Portfolio turnover rate	90.15%	153.69%	166.61%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund			Class I
Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
4/30/2015(i)		10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$22.07	$18.72	$14.53	$13.75	$13.03	$11.17
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	0.02	(0.01)	0.15	(0.03)	(0.04)	0.07
Net realized and unrealized gain on
investments	1.74	3.36	4.04	0.81	0.86	1.83
Total from investment operations	1.76	3.35	4.19	0.78	0.82	1.90
Dividends from net investment income	–	–	–	–	(0.10)	(0.04)
Net asset value, end of period	$23.83	$22.07	$18.72	$14.53	$13.75	$13.03
Total return(iii)	7.97%	17.90%	28.84%	5.70%	6.30%	17.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 17,042	$ 12,897	$8,684	$ 15,101	$ 16,294	$ 22,961
Ratio of gross expenses to average
net assets	1.55%	2.36%	2.32%	1.83%	1.69%	1.36%
Ratio of expense reimbursements to
average net assets	(0.40)%	(1.21)%	(0.94)%	–	–	–
Ratio of net expenses to average net
assets	1.15%	1.15%	1.38%	1.83%	1.69%	1.36%
Ratio of net investment income (loss) to
average net assets	0.20%	(0.04)%	0.95%	(0.22)%	(0.27)%	0.56%
Portfolio turnover rate	90.15%	153.69%	166.61%	153.72%	57.74%	58.73%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund		Class Z
			From 12/31/2012
	Six ended months	Year ended	(commencement of operations) to
	4/30/2015(i)	10/31/2014	10/31/2013(ii)
Net asset value, beginning of period	$22.17	$18.75	$14.70
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(iii)	0.06	0.05	0.04
Net realized and unrealized gain on
investments	1.74	3.37	4.01
Total from investment operations	1.80	3.42	4.05
Net asset value, end of period	$23.97	$22.17	$18.75
Total return(iv)	8.12%	18.24%	27.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$2,110	$1,262	$128
Ratio of gross expenses to average
net assets	1.64%	4.78%	10.11%
Ratio of expense reimbursements to
average net assets	(0.75)%	(3.89)%	(9.22)%
Ratio of net expenses to average net
assets	0.89%	0.89%	0.89%
Ratio of net investment income (loss) to
average net assets	0.50%	0.23%	0.32%
Portfolio turnover rate	90.15%	153.69%	166.61%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional
Fund			Class I
Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
4/30/2015(i)		10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$22.18	$19.43	$14.59	$13.50	$13.11	$10.68
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	(0.05)	(0.07)	(0.03)	–	(0.10)	0.01
Net realized and unrealized gain on
investments	1.66	2.82	4.91	1.09	0.52	2.42
Total from investment operations	1.61	2.75	4.88	1.09	0.42	2.43
Dividends from net investment income	–	–	(0.04)	–	(0.03)	–
Net asset value, end of period	$23.79	$22.18	$19.43	$14.59	$13.50	$13.11
Total return	7.30%	14.15%	33.41%	8.10%	3.30%	22.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 133,062	$ 132,426	$ 157,391	$ 182,087	$ 317,893	$ 737,099
Ratio of gross expenses to average
net assets	1.23%	1.30%	1.29%	1.23%	1.18%	1.12%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.23%	1.30%	1.29%	1.23%	1.18%	1.12%
Ratio of net investment income (loss) to
average net assets	(0.44)%	(0.32)%	(0.19)%	0.02%	(0.69)%	0.07%
Portfolio turnover rate	67.50%	192.15%	153.89%	232.99%	233.50%	193.69%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional
Fund			Class R
Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
4/30/2015(i)		10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$20.74	$18.26	$13.81	$12.85	$12.51	$10.24
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.10)	(0.16)	(0.11)	(0.07)	(0.17)	(0.05)
Net realized and unrealized gain on
investments	1.55	2.64	4.63	1.03	0.51	2.32
Total from investment operations	1.45	2.48	4.52	0.96	0.34	2.27
Dividends from net investment income	–	–	(0.07)	–	–	–
Net asset value, end of period	$22.19	$20.74	$18.26	$13.81	$12.85	$12.51
Total return	6.99%	13.58%	32.83%	7.50%	2.70%	22.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 20,554	$ 21,953	$ 23,599	$ 26,661	$ 34,795	$ 50,016
Ratio of gross expenses to average
net assets	1.76%	1.80%	1.79%	1.76%	1.74%	1.65%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.76%	1.80%	1.79%	1.76%	1.74%	1.65%
Ratio of net investment income (loss) to
average net assets	(0.97)%	(0.82)%	(0.69)%	(0.50)%	(1.24)%	(0.46)%
Portfolio turnover rate	67.50%	192.15%	153.89%	232.99%	233.50%	193.69%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth
Institutional Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$28.14	$33.48	$28.16	$26.99	$25.28	$19.90
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.10)	(0.20)	(0.11)	(0.15)	(0.26)	(0.22)
Net realized and unrealized gain on
investments	1.44	0.60	8.66	2.45	1.97	5.60
Total from investment operations	1.34	0.40	8.55	2.30	1.71	5.38
Distributions from net realized gains	(5.26)	(5.74)	(3.23)	(1.13)	–	–
Net asset value, end of period	$24.22	$28.14	$33.48	$28.16	$26.99	$25.28
Total return	5.41%	1.21%	33.71%	8.93%	6.80%	27.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 502,344	$ 659,692	$ 936,554	$ 929,237	$1,119,966	$1,104,866
Ratio of gross expenses to average
net assets	1.24%	1.24%	1.25%	1.23%	1.18%	1.23%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.24%	1.24%	1.25%	1.23%	1.18%	1.23%
Ratio of net investment income (loss) to
average net assets	(0.80)%	(0.70)%	(0.38)%	(0.54)%	(0.94)%	(0.94)%
Portfolio turnover rate	69.31%	84.10%	77.38%	72.43%	70.57%	61.40%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth
Institutional Fund			Class R
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$26.08	$31.58	$26.85	$25.91	$24.39	$19.30
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.15)	(0.32)	(0.23)	(0.28)	(0.40)	(0.31)
Net realized and unrealized gain on
investments	1.32	0.56	8.19	2.35	1.92	5.40
Total from investment operations	1.17	0.24	7.96	2.07	1.52	5.09
Distributions from net realized gains	(5.26)	(5.74)	(3.23)	(1.13)	–	–
Net asset value, end of period	$21.99	$26.08	$31.58	$26.85	$25.91	$24.39
Total return	5.19%	0.74%	33.05%	8.40%	6.20%	26.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 23,864	$ 31,062	$ 41,022	$ 47,507	$ 62,211	$ 68,071
Ratio of gross expenses to average
net assets	1.72%	1.72%	1.73%	1.73%	1.71%	1.69%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.72%	1.72%	1.73%	1.73%	1.71%	1.69%
Ratio of net investment income (loss) to
average net assets	(1.28)%	(1.18)%	(0.83)%	(1.05)%	(1.47)%	(1.40)%
Portfolio turnover rate	69.31%	84.10%	77.38%	72.43%	70.57%	61.40%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Institutional Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Trust qualifies as an investment company as defined in the Financial
Accounting Standards Board Accounting Standards Codification 946-Financia Services
– Investment Companies. The Trust operates as a series company and currently offers an unlimited number of shares of beneficial interest in four funds — Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services, and each of Classes A, C and R bears the cost of its plan of distribution.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

company’s financial statements, from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
(d) Foreign Currency Translations: The books and records of the Funds are maintained in U.S.
dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.
The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying
Statement of Operations.

(e) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Funds may also purchase put and call options. Each Fund pays a premium which is included in the Fund’s accompanying Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) Lending of Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund’s total assets, as defined in its prospectuses. The Funds earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S.
loaned securities. The market value of the loaned securities is determined at the close of business of the Fund. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Funds are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.
Cash collateral may be invested as determined by the Funds. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of April 30, 2015.
(g) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.
Each class is treated separately in determining the amounts of dividends from net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions or return of

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at fiscal year end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.

(h) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the
Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
Financial Accounting Standards Board Accounting Standards Codification 740 – Income
Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S., as well as New York State and New York City. The statute of limitations on the Funds’ tax returns remains open for the tax years 2011-2014 and the intermediary period through April 30, 2015. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(i) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of results for the interim period. All such adjustments are of normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:
(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust’s Investment Advisory Agreement with Fred Alger Management, Inc. (“Alger
Management” or the “Manager”), are payable monthly and computed based on the following rates. The actual rate paid as a percentage of average daily net assets, for the six months ended April 30, 2015, is set forth below under the heading “Actual Rate.”

	Tier 1	Tier 2	Tier 3	Actual Rate
Alger Capital Appreciation Institutional Fund(a)	0.810%	0.650%	0.600%	0.740%
Alger Capital Appreciation Focus Fund(b)	0.710	0.600	—	0.710

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Tier 1	Tier 2	Tier 3	Actual Rate
Alger Mid Cap Growth Institutional Fund(b)	0.760	0.700	—	0.760
Alger Small Cap Growth Institutional Fund(b)	0.810	0.750	—	0.810

(a) Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 to $4 billion, and Tier 3 rate is paid on assets in excess of $4 billion.
(b) Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
Alger Management has established expense caps for the Alger Capital Appreciation Focus
Fund Class A, Class C, Class I and Class Z shares, effective through February 28, 2016, whereby it reimburses the share classes if annualized operating expenses (excluding interest, taxes, brokerage, dividend expenses and extraordinary expenses) exceed the rates, based on average daily net assets, listed below:

					FEES WAIVED /
					REIMBURSED FOR
					THE SIX MONTHS
		CLASS			ENDED
	A	C	I	Z	APRIL 30, 2015
Alger Capital Appreciation Focus Fund	1.30%	2.05%	1.15%	0.89%	$65,493

(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust’s
Administration Agreement with Fred Alger Management, Inc., are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution Fees:
Class A Shares: The Trust has adopted a Distribution Plan pursuant to which Class A shares of Alger Capital Appreciation Focus Fund pay Fred Alger & Company, Incorporated, the
Fund’s distributor (the “Distributor” or “Alger Inc.”) and an affiliate of Alger Management, a fee at the annual rate of 0.25% of the respective average daily net assets of the Class A shares of the Fund to compensate Alger Inc. for its activities and expenses incurred in distributing and servicing the Class A shares. The fees paid may be more or less than the expenses incurred by Alger Inc.

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of Alger Capital Appreciation Focus Fund pay Alger Inc. a fee at the annual rate of 1% of the average daily net assets of the Class C shares of the Fund to compensate Alger Inc. for its activities and expenses incurred in distributing and servicing the Class C shares. The fees paid may be more or less than the expenses incurred by Alger Inc.

Class R Shares: The Trust has adopted a Distribution Plan pursuant to which Class R shares of each Fund issuing such shares pay Alger Inc. a fee at the annual rate of 0.50%
of the respective average daily net assets of the Class R shares of the designated Fund to compensate Alger Inc. for its activities and expenses incurred in distributing and servicing the Class R shares. The fees paid may be more or less than the expenses incurred by the
Distributor.

(d) Sales Charges: Purchases and sales of shares of the Alger Capital Appreciation Focus
Fund may be subject to initial sales charges or contingent deferred sales charges. The

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

contingent deferred sales charges are used by Alger Inc. to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust. For the six months ended April 30, 2015, there were no initial sales charges or contingent deferred sales charges imposed.
(e) Brokerage Commissions: During the six months ended April 30, 2015, the Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund and Alger Small Cap Growth Institutional Fund paid Alger Inc.
commissions of $725,249, $10,650, $33,829 and $152,834, respectively, in connection with securities transactions.
(f) Shareholder Administrative Fees: The Trust has entered into a shareholder administrative services agreement with Alger Management to compensate Alger Management for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent, and other related services. The Funds compensate Alger Management at the annual rate of
0.0165% of their respective average daily net assets for the Class A and Class C shares and
0.01% of the daily net assets of the Class I, Class R and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate
Fund, subject to certain limitations, as approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, Alger Management charged back to the Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund, and Alger Small Cap Growth Institutional Fund, $490,943,
$3,266, $31,719 and $143,034, respectively, for these services, which are included in the transfer agent fees and expenses in the accompanying Statements of Operations.

(g) Trustee Fees: From November 1, 2014 through February 28, 2015, the Fund paid each trustee who is not affiliated with Alger Management or its affiliates $950 for each meeting attended, to a maximum of $3,800 per annum, plus travel expenses incurred for attending the meeting. The Chairman of the Board received an additional annual fee of $24,300 which was paid, pro rata, by all U.S.-registered funds managed by Alger Management. Additionally, each member of the Fund’s audit committee received $81 from the Fund for each audit committee meeting attended, to a maximum of $324 per annum.
Effective March 1, 2015, each Independent Trustee receives a fee of $25,875 for each meeting attended, to a maximum of $103,500 per annum, paid pro rata by each Fund in the Alger Fund Complex, plus travel expenses incurred for attending the meeting. The
Independent Trustee appointed as Chairman of the Board of Trustees receives an additional compensation of $24,300 per annum paid pro rata by each fund in the Alger Fund Complex.
Additional, each member of the Audit Committee receives a fee of $2,500 for each meeting attended to a maximum of $10,000 per annum, paid pro rata by each Fund in the Alger
Fund Complex.

(h) Interfund Loans: The Funds, along with other funds advised by Alger Management, may borrow money from and lend money to each other for temporary or emergency purposes.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

To the extent permitted under its investment restrictions, each fund may lend uninvested cash in an amount up to 15% of its net assets to other funds. If a fund has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the fund’s total assets, such fund will secure all of its loans from other funds. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the funds. There were no interfund loans outstanding as of April 30, 2015.
During the six months ended April 30, 2015, Alger Small Cap Institutional Fund incurred interest expense of $6,326 in connection with interfund loans.

(i) Other Transactions With Affiliates: Certain officers of the Trust are directors and officers of Alger Management and the Distributor. At April 30, 2015, Alger Management and its
affiliates owned the following shares:

			SHARE CLASS
	A	C	I	R	Z
Alger Capital Appreciation Focus Fund	35,327	6,803	—	—	6,803

(j) Shareholder Servicing Fees: The Trust has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides Class I shares and Class R shares of the Trust with ongoing servicing of shareholder accounts. As compensation for such services, the
Class I shares and Class R shares of each Fund pay Alger Inc. a monthly fee at an annual rate of 0.25% of the value of the average daily net assets of those classes. The fees paid may be more or less than the expenses incurred by the Distributor.
NOTE 4 — Securities Transactions:
The following summarizes the securities transactions by the Funds, other than U.S.
Government securities, short-term securities, purchased options and short sales, for the six months ended April 30, 2015:

	PURCHASES	SALES
Alger Capital Appreciation Institutional Fund	$2,727,392,066	$2,172,248,527
Alger Capital Appreciation Focus Fund	54,443,420	34,550,759
Alger Mid Cap Growth Institutional Fund	101,403,328	112,525,070
Alger Small Cap Growth Institutional Fund	425,199,356	613,232,994

Written call and put options activity for the six months ended April 30, 2015, was as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Alger Mid Cap Growth Institutional Fund
Put Options outstanding at
October 31, 2014	620	$210,252
Put Options written	1,526	289,886
Put Options closed	(1,156)	(332,797)
Put Options expired	(808)	(107,051)
Put Options exercised	(182)	(60,290)
Put Options outstanding at
April 30, 2015	—	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Alger Mid Cap Growth Institutional Fund
Call Options outstanding at
October 31, 2014	1,334	$242,484
Call Options written	1,075	274,383
Call Options closed	(966)	(180,638)
Call Options expired	(1,079)	(200,436)
Call Options exercised	(364)	(135,793)
Call Options outstanding at
April 30, 2015	—	$—

NOTE 5 — Borrowing:
The Funds may borrow from their custodian on an uncommitted basis. Each Fund pays the custodian a market rate of interest, generally based upon the London Interbank Offered
Rate. The Funds may also borrow from other funds advised by Alger Management, as discussed in Note 3(h). For the six months ended April 30, 2015, the Funds had the following borrowings:

	AVERAGE DAILY	WEIGHTED AVERAGE
	BORROWING	INTEREST RATE
Alger Capital Appreciation Focus Fund	$1,361	2.20%
Alger Mid Cap Growth Institutional Fund	1,975	2.19
Alger Small Cap Growth Institutional Fund	1,177,734	1.11

The highest amount borrowed during the six months ended April 30, 2015 for each Fund was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Focus Fund	$246,413
Alger Mid Cap Growth Institutional Fund	357,459
Alger Small Cap Growth Institutional Fund	15,673,000

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6 — Share Capital:
(a) The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into two sep-
arate classes, except that the shares of Alger Capital Appreciation Focus Fund are divided into five separate classes. The transactions of shares of beneficial interest were as follows:

FOR THE SIX MONTHS ENDED			FOR THE YEAR ENDED
	APRIL 30, 2015		OCTOBER 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Institutional Fund
Class I:
Shares sold	31,319,369	$889,018,460	30,411,968	$844,102,786
Dividends reinvested	11,586,846	312,381,372	8,865,721	231,040,701
Shares redeemed	(14,411,500)	(406,788,102)	(21,579,341)	(593,575,630)
Net increase	28,494,715	$794,611,730	17,698,348	$481,567,857
Class R:
Shares sold	4,571,887	$118,442,211	4,691,349	$121,232,838
Dividends reinvested	2,422,309	60,291,275	2,185,790	53,333,271
Shares redeemed	(2,274,243)	(59,238,231)	(4,123,182)	(106,498,438)
Net increase	4,719,953	$119,495,255	2,753,957	$68,067,671

Alger Capital Appreciation Focus Fund
Class A:
Shares sold	875,558	$19,621,470	129,078	$2,642,832
Shares redeemed	(146,727)	(3,462,056)	(81,754)	(1,727,529)
Net increase	728,831	$16,159,414	47,324	$915,303
Class C:
Shares sold	55,952	$1,265,669	33,451	$669,390
Shares redeemed	(14,658)	(332,492)	(15,025)	(283,516)
Net increase	41,294	$933,177	18,426	$385,874
Class I:
Shares sold	363,953	$8,464,221	285,493	$5,688,164
Shares redeemed	(233,338)	(5,351,255)	(165,006)	(3,396,574)
Net increase	130,615	$3,112,966	120,487	$2,291,590
Class R:
Shares redeemed	—	—	(154,099)	(2,761,004)
Net decrease	—	$—	(154,099)	$(2,761,004)
Class Z:
Shares sold	34,845	$791,773	52,938	$1,141,459
Shares redeemed	(3,747)	(86,732)	(2,824)	(62,504)
Net increase	31,098	$705,041	50,114	$1,078,955

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED			FOR THE YEAR ENDED
	APRIL 30, 2015		OCTOBER 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Institutional Fund
Class I:
Shares sold	460,644	$10,706,945	795,975	$16,728,049
Shares redeemed	(837,652)	(19,230,120)	(2,927,005)	(61,349,028)
Net decrease	(377,008)	$(8,523,175)	(2,131,030)	$(44,620,979)
Class R:
Shares sold	94,180	$2,040,793	284,243	$5,613,397
Shares redeemed	(226,269)	(4,871,832)	(518,496)	(10,133,738)
Net decrease	(132,089)	$(2,831,039)	(234,253)	$(4,520,341)

Alger Small Cap Growth Institutional Fund
Class I:
Shares sold	1,776,939	$43,928,312	5,445,065	$157,182,309
Dividends reinvested	4,775,991	111,758,196	5,276,199	148,050,151
Shares redeemed	(9,254,726)	(230,729,438)	(15,248,951)	(435,139,194)
Net decrease	(2,701,796)	$(75,042,930)	(4,527,687)	$(129,906,734)
Class R:
Shares sold	110,696	$2,479,663	239,833	$6,379,542
Dividends reinvested	259,849	5,532,180	249,059	6,502,925
Shares redeemed	(476,533)	(10,622,906)	(597,008)	(15,947,877)
Net decrease	(105,988)	$(2,611,063)	(108,116)	$(3,065,410)

(b) Redemption Fee: Prior to March 1, 2015, the Alger Capital Appreciation Focus Fund
imposed a 2.00% redemption fee on certain Class A and Class C Fund shares redeemed
(including shares redeemed by exchange) within 30 days after such shares were acquired.
The fees retained by the Fund are included as paid-in capital on the accompanying Statement of Assets and Liabilities.
During the six months ended April 30, 2015, redeemed Class I shares of Alger Capital
Appreciation Institutional Fund include redemption-in-kind transactions of 1,939,685 valued at $57,904,959. The Fund had realized gains on these transactions of $8,394,724.

During the year ended October 31, 2014, shares redeemed for the Class I shares of Alger
Capital Appreciation Institutional Fund include redemption-in-kind transactions of
2,746,498 valued at $71,436,408. The Fund had realized gains on these transactions of
$9,337,851.

NOTE 7 — Income Tax Information:
At October 31, 2014, the Funds, for federal income tax purposes, had capital loss carryforwards as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Alger Capital	Alger Capital	Alger Mid	Alger Small
	Appreciation	Appreciation Focus	Cap Growth	Cap Growth
Expiration Dates	Institutional Fund	Fund	Institutional Fund	Institutional Fund
2017	—	$2,828,765	$285,798,058	—
Total	—	2,828,765	285,798,058	—

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after October 31, 2011 will not be subject to expiration. In addition, losses incurred after October 31, 2011 must be utilized prior to the utilization of capital loss carryforwards above.

During the year ended October 31, 2014 the Alger Capital Appreciation Focus Fund, and
Alger Mid Cap Growth Institutional Fund utilized $3,328,106, and $37,291,592 of their capital loss carryforwards, respectively.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales,
988 currency transactions, nondeductible expenses on dividends sold short, the tax treatment of partnerships investments, the realization of unrealized appreciation of passive foreign investment companies, and return of capital from real estate investment trust investments.

NOTE 8 — Fair Value Measurements
The following is a summary of the inputs used as of April 30, 2015 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 613,808,989	$ 613,749,153	—	$59,836
Consumer Staples	238,420,322	238,420,322	—	—
Energy	180,180,562	180,180,562	—	—
Financials	203,850,212	203,850,212	—	—
Health Care	707,132,270	707,132,270	—	—
Industrials	370,037,006	370,037,006	—	—
Information Technology	1,176,598,533 1,174,899,030		—	1,699,503
Materials	88,007,754	88,007,754	—	—
Telecommunication Services	54,660,510	54,660,510	—	—
Utilities	27,844,794	27,844,794	—	—
TOTAL COMMON STOCKS	$ 3,660,540,952	$ 3,658,781,613	—	$1,759,339

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	100,993,997	100,993,997	—	—
PREFERRED STOCKS
Consumer Discretionary	1,716,227	—	—	1,716,227
Health Care	4,912,820	—	—	4,912,820
Information Technology	7,834,139	—	—	7,834,139
TOTAL PREFERRED STOCKS	$14,463,186	—	—	$14,463,186
TOTAL INVESTMENTS IN
SECURITIES	$ 3,775,998,135	$ 3,759,775,610	—	$16,222,525

Alger Capital Appreciation Focus
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,404,058	$6,404,058	—	—
Consumer Staples	821,128	821,128	—	—
Energy	1,909,968	1,909,968	—	—
Financials	2,846,515	2,846,515	—	—
Health Care	8,093,389	8,093,389	—	—
Industrials	3,379,795	3,379,795	—	—
Information Technology	13,563,377	13,563,377	—	—
Materials	1,229,658	1,229,658	—	—
Telecommunication Services	546,399	546,399	—	—
TOTAL COMMON STOCKS	$38,794,287	$38,794,287	—	—
MASTER LIMITED PARTNERSHIP
Energy	1,001,490	1,001,490	—	—
Financials	2,383,053	2,383,053	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$3,384,543	$3,384,543	—	—
PREFERRED STOCKS
Health Care	345,713	—	—	345,713
REAL ESTATE INVESTMENT TRUST
Financials	941,383	941,383	—	—
TOTAL INVESTMENTS IN
SECURITIES	$43,465,926	$43,120,213	—	$345,713

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 36,047,633	$ 36,043,347	—	$4,286
Consumer Staples	4,974,896	4,974,896	—	—
Energy	5,881,336	5,881,336	—	—
Financials	8,324,221	8,324,221	—	—
Health Care	20,314,429	20,314,429	—	—
Industrials	22,093,405	22,093,405	—	—
Information Technology	36,122,443	36,034,094	—	88,349
Materials	5,030,029	5,030,029	—	—
Telecommunication Services	3,752,892	3,752,892	—	—
Utilities	1,320,302	1,320,302	—	—
TOTAL COMMON STOCKS	$143,861,586	$143,768,951	—	$92,635
PREFERRED STOCKS
Consumer Discretionary	106,465	—	—	106,465
Health Care	2,151,236	—	—	2,151,236
Information Technology	407,239	—	—	407,239
TOTAL PREFERRED STOCKS	$2,664,940	—	—	$2,664,940
REAL ESTATE INVESTMENT TRUST
Financials	3,848,493	3,848,493	—	—
TOTAL INVESTMENTS IN
SECURITIES	$150,375,019	$147,617,444	—	$2,757,575

Alger Small Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 69,454,583	$ 69,454,583	—	—
Consumer Staples	10,269,795	10,269,795	—	—
Energy	15,229,147	15,229,147	—	—
Financials	21,675,563	21,675,563	—	—
Health Care	134,530,894	134,530,894	—	—
Industrials	49,150,918	49,150,918	—	—
Information Technology	190,019,484	190,019,484	—	—
Materials	16,929,176	16,929,176	—	—
Utilities	3,848,246	3,848,246	—	—
TOTAL COMMON STOCKS	$511,107,806	$511,107,806	—	—
PREFERRED STOCKS
Health Care	3,766,225	—	—	3,766,225
REAL ESTATE INVESTMENT TRUST
Financials	11,668,801	11,668,801	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$526,542,832	$522,776,607	—	$3,766,225

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2014	$1,517,186
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	242,153
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2015	1,759,339
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$242,153

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2014	$13,596,053
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	867,133
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2015	14,463,186
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$867,133

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Focus Fund	Preferred Stocks
Opening balance at November 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	345,713
Sales	–
Closing balance at April 30, 2015	345,713
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2014	$80,267
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	12,368
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2015	92,635
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$12,368

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2014	$803,951
Transfers into Level 3	1,070,323
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	43,625
Purchases and sales	–
Purchases	747,041
Sales	–
Closing balance at April 30, 2015	2,664,940
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$43,625

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2014	$1,773,234
Transfers into Level 3	1,352,069
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	41,238
Purchases and sales	–
Purchases	599,684
Sales	–
Closing balance at April 30, 2015	3,766,225
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$41,238

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of April 30, 2015. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable
	April 30, 2015	Methodology	Input	Input
Alger Capital Appreciation Institutional Fund
Common Stocks	$ 1,699,503	Income	Discount Rate	10%
		Approach
Common Stocks	59,836	Income	Discount Rate	40%
		Approach
Preferred Stocks	12,716,959	Income	Discount Rate	10%
		Approach
Preferred Stocks	1,716,227	Income	Discount Rate	40%
		Approach
Alger Capital Appreciation Focus Fund
Common Stocks	$ 345,713	Income	Discount Rate	12%
		Approach
Alger Mid Cap Growth Institutional Fund
Common Stocks	$ 88,349	Income	DiscountRate	10%
		Approach
Common Stocks	4,286	Income	Discount Rate	40%
		Approach
Preferred Stocks	741,111	Income	Discount Rate	10%
		Approach
Preferred Stocks	747,041	Income	Discount Rate	12%
		Approach
Preferred Stocks	1,070,323	Income	Discount Rate	15%
		Approach
Preferred Stocks	106,464	Income	Discount Rate	40%
		Approach

	Fair Value	Valuation	Unobservable
	April 30, 2015	Methodology	Input	Input
Alger Small Cap Growth Institutional Fund
Preferred Stocks	$ 1,814,472	Income	Discount Rate	10%
		Approach
Preferred Stocks	599,684	Income	Discount Rate	12%
		Approach
Preferred Stocks	1,352,069	Income	Discount Rate	15%
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On April 30, 2015 there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of April 30, 2015, such assets are categorized within the disclosure hierarchy as follows:

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$ 50,336,250	$ 50,336,250	—	—
Alger Capital Appreciation Focus Fund	1,846,563	1,846,563	—	—
Alger Mid Cap Growth Institutional Fund	2,574,410	2,574,410	—	—
Alger Small Cap Growth Institutional Fund	9,423,298	9,423,298	—	—
Total	$ 64,180,521	$ 64,180,521	—	—

NOTE 9 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the six months ended April 30, 2015, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no open derivative instruments as of April 30, 2015.

For the six months ended April 30, 2015, Alger Mid Cap Growth Institutional Fund had
option purchases of $1,276,338 and option sales of $918,270. The effect of derivative instruments on the accompanying Statement of Operations for the six months ended April
30, 2015 is as follows:

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NET REALIZED GAIN ON INVESTMENTS, OPTIONS
Alger Mid Cap Growth Institutional Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$96,674
Written Options	(85,144)
Total	$11,530

NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS, OPTIONS
Alger Mid Cap Growth Institutional Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$48,587
Written Options	(48,165)
Total	$422

NOTE 10 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or their affiliates owned 5% or more of the company’s voting securities during all or part of the six months ended April 30, 2015. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares/Par			Shares/Par
	at			at		Realized
	October 31, Purchases/		Sales/	April	Dividend	Gain	Value at
Security	2014	Conversion Conversion		30, 2015	Income	(Loss)	April

Alger Capital Appreciation Institutional Fund
Common Stocks
Choicestream, Inc.*	124,658	–	–	124,658	–	–	$59,836
Preferred Stocks
Choicestream, Inc.*	3,575,473	–	–	3,575,473	–	–	1,716,227

Alger Capital Appreciation Focus Fund
Preferred Stocks
Prosetta Biosciences,
Inc.*	–	76,825	–	76,825	–	–	345,713

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares/Par			Shares/Par
	at			at		Realized	Valueat
	October 31, Purchases/		Sales/	April	Dividend	Gain	April
Security	2014	Conversion Conversion		30, 2015	Income	(Loss)	30, 2015

Alger Mid Cap Growth Institutional Fund
Common Stocks
Choicestream, Inc.*	8,930	–	–	8,930	–	–	4,286
Preferred Stocks
Choicestream, Inc.*	221,801	–	–	221,801	–	–	106,465
Prosetta Biosciences,
Inc.*	–	166,009	–	166,009	–	–	747,041
Tolero
Pharmaceuticals, Inc.*	354,870	–	–	354,870	–	–	1,070,323

Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences,
Inc.*	–	133,263	–	133,263	–	–	599,684
Tolero
Pharmaceuticals, Inc.*	448,284	–	–	448,284	–	–	1,352,069
* Non-income producing security.

NOTE 11 — Subsequent Events:
Management of each Fund has evaluated events that have occurred subsequent to April
30, 2015 through the issuance date of the Financial Statements. No such events have been identified which require recognition and/or disclosure.

ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example
As a shareholder of a Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2014 and ending April 30, 2015.

Actual Expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ADDITIONAL INFORMATION (Unaudited) (Continued)

					Annualized
				Expenses	Expense Ratio
		Beginning	Ending	Paid During	For the
		Account	Account	the Six Months	Six Months
		Value	Value	Ended	Ended
		November 1, 2014	April 30, 2015	April 30, 2015(a)	April 30, 2015(b)
Alger Capital Appreciation Institutional Fund
Class I	Actual	$1,000.00	$ 1,069.67	$5.70	1.11%
	Hypothetical(c)	1,000.00	1,019.29	5.56	1.11
Class R	Actual	1,000.00	1,067.21	8.25	1.61
	Hypothetical(c)	1,000.00	1,016.81	8.05	1.61

Alger Capital Appreciation Focus Fund
Class A	Actual	$1,000.00	$ 1,079.06	$6.70	1.30%
	Hypothetical(c)	1,000.00	1,018.35	6.51	1.30
Class C	Actual	1,000.00	1,075.08	10.55	2.05
	Hypothetical(c)	1,000.00	1,014.63	10.24	2.05
Class I	Actual	1,000.00	1,079.75	5.93	1.15
	Hypothetical(c)	1,000.00	1,019.09	5.76	1.15
Class Z	Actual	1,000.00	1,081.19	4.59	0.89
	Hypothetical(c)	1,000.00	1,020.38	4.46	0.89

Alger Mid Cap Growth Institutional Fund
Class I	Actual	$1,000.00	$ 1,073.04	$6.32	1.23%
	Hypothetical(c)	1,000.00	1,018.70	6.16	1.23
Class R	Actual	1,000.00	1,069.91	9.03	1.76
	Hypothetical(c)	1,000.00	1,016.07	8.80	1.76

Alger Small Cap Growth Institutional Fund
Class I	Actual	$1,000.00	$ 1,054.06	$6.37	1.24%
	Hypothetical(c)	1,000.00	1,018.60	6.26	1.24
Class R	Actual	1,000.00	1,051.85	8.80	1.72
	Hypothetical(c)	1,000.00	1,016.22	8.65	1.72

(a) Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiple by 181/365 (to reflect the one-half year period).
(b) Annualized.
(c) 5% annual return before expenses.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Privacy Policy

U.S. Consumer Privacy Notice Rev. 01/2015	3/30/15
FACTS	WHAT DOES ALGER DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and
• Account balances and
• Transaction history and
• Purchase history and
• Assets
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share personal information to run their everyday business.
In the section below, we list the reasons financial companies can share their personal information; the reasons chooses to share; and whether you can limit this sharing.

Reasons we can share your personal	Does	Can you limit
information	Alger share?	this sharing?
For our everyday business purposes —	Yes	No
such as to process your transactions, maintain
your account(s), respond to court orders and
legal investigations, or report to credit bureaus
For our marketing purposes — to offer our	Yes	No
products and services to you
For joint marketing with other financial	No	We don’t share
companies
For our affiliates’ everyday business	Yes	No
purposes — information about your
transactions and experiences
For our affiliates’ everyday business	No	We don’t share
purposes — information about your
creditworthiness
For nonaffiliates to market to you	No	We don’t share
Questions? Call 1-800-342-2186

ADDITIONAL INFORMATION (Unaudited) (Continued)

Who we are

Who is providing this notice?	Alger includes Fred Alger Management, Inc. and Fred
Alger & Company, Incorporated as well as the following
funds: The Alger Funds, The Alger Funds II, The Alger
Institutional Funds, The Alger Portfolios, and Alger
Global Growth Fund.

What we do
How does Alger	To protect your personal information from unauthorized
protect my personal	access and use, we use security measures that comply
information?	with federal law. These measures include computer
safeguards and secured files and buildings.
How does Alger	We collect your personal information, for example,
Collect my personal	when you:
information?	• Open an account or
• Make deposits or withdrawals from your account or
• Provide account information or
• Pay us by check.

Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes
information about your credit worthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you
additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control.
They can be financial and nonfinancial companies.
• Our affiliates include Fred Alger Management, Inc.
and Fred Alger & Company, Incorporated as well as the
following funds: The Alger Funds, The Alger Funds II,
The Alger Institutional Funds, The Alger Portfolios, and
Alger Global Growth Fund.
Nonaffiliates	Companies not related by common ownership or
control. They can be financial and nonfinancial
companies.
Joint marketing	A formal agreement between nonaffiliated financial
companies that together market financial products or
services to you.
Other important inforamtion

ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting Policies
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June
30 are available, without charge, by calling (800) 992-3863 or online on the Funds’ website at www.alger.com or on the SEC’s website at www.sec.gov.

Fund Holdings
The Board of Trustees has adopted policies and procedures relating to disclosure of the
Funds’ portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds’ shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on
Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q.
These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds’
fiscal quarter. The Funds’ Forms N-Q are available online on the SEC’s website at www.
sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington,
D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.
alger.com and through other marketing communications (including printed advertising/
sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these service providers to confirm that they understand the Funds’ policies and procedures regarding such disclosure. This agreement must be approved by the Funds’ Chief Compliance Officer, President or Secretary.

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Funds. Such information will include, but not be limited to, relative weightings and characteristics of a
Fund portfolios versus its peers or an index (such as P/E ratio, alpha, beta, capture ratio, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume
Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER INSTITUTIONAL FUNDS

360 Park Avenue South
New York, NY 10010
(800) 992-3863
www.alger.com

Investment Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

This report is submitted for the general information of the shareholders of The Alger
Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust’s investment policies, fees and expenses as well as other pertinent information.

AIFSAR

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY
AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the Registrant’s internal control over financial reporting occurred during the
Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-
2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a)	(3) Not applicable
(b)	Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b)

under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By: /s/Hal Liebes

Hal Liebes

President

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Hal Liebes

Hal Liebes

President

Date: June 29, 2015

By: /s/Michael D. Martins

Michael D. Martins

Treasurer

Date: June 29, 2015